                  As filed with the Securities and Exchange Commission on [date]




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21079



                        AIP ALTERNATIVE STRATEGIES FUNDS
               (Exact name of registrant as specified in charter)



                 701 WESTCHESTER AVENUE, WHITE PLAINS, NY 10604
               (Address of principal executive offices) (Zip code)



 MR. LEE SCHULTHEIS, 701 WESTCHESTER AVENUE, SUITE 312W, WHITE PLAINS, NY 10604
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)



                            1-877-LOW-BETA (569-2382)
               Registrant's telephone number, including area code



Date of fiscal year end: JULY 31, 2005
                         -------------



Date of reporting period:  JULY 31, 2005
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.

           [ALPHA LOGO]
                                          ALPHA
                                          HEDGED
                                          STRATEGIES
                                          FUND
           A series of AIP Alternative Strategies Funds

         ANNUAL REPORT
         JULY 31, 2005

  WEB                WWW.AIPFUNDS.COM
  TICKER SYMBOL      ALPHX
  CALL               1.877.LOW.BETA

                                          INVESTMENT ADVISER
                                          ALTERNATIVE INVESTMENT PARTNERS, LLC
                                          The mutual fund adviser dedicated
                                          exclusively to alternative investment
                                          strategies(SM)
                                          - An affiliate of Asset Alliance
                                          Corporation



                                          PORTFOLIO RESEARCH
                                          CONSULTANT
                                          TRUST ADVISORS LLC
                                          Style Management and
                                          Portfolio Analytics

                         THE HEDGE FUND ALTERNATIVE(SM)

AIP Alternative Strategies Funds
SHAREHOLDER LETTER

September 23, 2005
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

On the 3-year anniversary of our Alpha Hedged Strategies Fund (ALPHX), we are pleased to present the AIP Alternative Strategies Funds Annual Report for the period ended July 31, 2005. Alternative Investment Partners, the mutual fund manager dedicated exclusively to alternative investment strategies, created the AIP Fund Family to offer the benefits of absolute return investing to a broad spectrum of individual and institutional investors.

Since its launch three years ago, ALPHX has been widely covered in the media, as an innovative open-end mutual fund. The Fund seeks to minimize equity market exposure and volatility, by employing a variety of absolute return "hedged' strategies. Designed to access the talents of seasoned hedge fund managers (as our sub-advisers) and provide the type of hedged alternative strategies not typically found in open-end mutual funds, ALPHX continues to stand apart from the crowd in offering a broad diversity of non-correlating, low beta strategies for conservative investors.

Since inception on September 23, 2002 through our fiscal year end on July 31, 2005, we feel we have succeeded in providing attractive risk-adjusted returns, as evidenced by our 6.91% annualized return (vs. 14.04 for the S&P 500), while maintaining a low beta of +.04 (vs. 1.00 for the S&P 500), and an annualized standard deviation of just 4.18% (vs. 15.19% for the S&P 500). The Fund's annualized return for the 12 months ended July 31, 2005 was 12.77% (vs. 17.82% for the S&P 500).

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and may be obtained by calling 1-877-LOW-BETA. The Fund imposes a 2.00% redemption fee for shares redeemed less than 90 calendar days after they are purchased.

At present, we boast nine active hedge fund managers as our sub-advisers, and ten active alternative strategies in our sub-portfolios.

As investors continue to search for alternatives to funds that have significant exposure to the equity markets, they are seeking out products like ALPHX. This heightened investor interest has recently driven Fund net assets over the $125 million level. As a fully open-end mutual fund that allocates its assets among multiple specialized hedge fund managers (the Fund's sub-advisers), we believe that Alpha Hedged Strategies Fund represents a compelling opportunity for mutual fund investors, and an attractive alternative to traditional hedge fund-of-funds for many high net worth individuals and financial intermediaries. The Fund seeks to attain more consistently positive annual returns, with lower market exposure risk and volatility, than if it utilized a single manager or single strategy approach.

But we are not looking to rest on our laurels. In the future, AIP will endeavor to bring our shareholders a variety of alternative strategy mutual funds, to increase the choice of risk/reward profiles available to investors. Over the coming months we will be updating you on further developments in new potential funds and strategies, to complement your investment portfolio.

We thank our shareholders for their continued loyalty, as we strive to provide rewarding risk adjusted long-term investment returns.

Very truly yours,

/s/ LEE W. SCHULTHEIS
Lee W. Schultheis
President
AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (ALPHX)

AIP Alternative Strategies Funds
MARKET COMMENTARY

July 31, 2005
--------------------------------------------------------------------------------

The objective of the Alpha Hedged Strategies Fund (ALPHX) is to achieve consistent absolute returns with low correlation to traditional financial market indices. We seek to achieve this goal by employing experienced hedge fund managers as our sub-advisers, running their conservative hedged investment strategies in separate accounts within the Fund. The Fund is designed to mimic a conservative hedge fund of funds style portfolio, but to do so within the confines of an open-end mutual fund vehicle.

Our performance, on a risk-adjusted basis, is less dependent on the direction of equity market indices or interest rates, but rather on how well our sub-advisers execute their strategies, and whether certain conditions like day-to-day volatility, or the supply of merger deals are plentiful or scarce.

For the full fiscal year ending July 31st 2005, the Fund returned 12.77%, vs. 5.87% for the HFRI Conservative Fund of Funds Index. Since inception on 9/23/02, the Fund has returned 6.91% on an annualized basis, vs. 6.59% annualized for the HFRI Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and may be obtained by calling 1-877-Low-Beta.

Overall, the returns generated for our last fiscal year is very much in line with ALPHX's investment goal of providing consistent positive investment returns with low volatility and a standard deviation of one-third to one-fifth of that associated with the S&P 500. Since inception through 7/31/05, the Fund has a beta of +.04 (vs. 1.00 for the S&P 500), and an annualized standard deviation of just 4.18% (vs. 15.19% for the S&P 500).

The last half of 2004 was a strong period of returns for the Fund's strategies, notably in distressed securities and two of our long/short equity strategies. 2005 year-to-date, has been a period of more moderate returns for conservative, absolute return oriented, hedged strategies. For this period, all of our strategies are up modestly, with the notable exception of convertible bond arbitrage, which suffered one of its more protracted downturns in recent memory. This has served to underscore our belief that a multi-strategy approach is the most prudent, as we are then less dependent on any one strategy having favorable market conditions as a backdrop in which to perform. One of the elements missing from the markets of late is the higher levels of day-to-day volatility, that can often present opportunities for hedged strategies to capitalize on.

ALPHX currently has 9 active sub-advisers and 10 total hedged strategies. A couple of the more interesting strategies recently funded are a long/short REIT strategy, and two long/short international equity strategies.

The Federal Reserve's continued raising of short-term interest rates, is beginning to have a dampening effect on the economy's momentum. Combined with the recent range-bound nature of equity markets, allocations to hedge funds and open-end mutual funds that employ alternative investment strategies, is on the rise. These strategies and funds continue to grow in popularity and have become increasingly important components of client portfolios for many investment advisors and financial planners. In fact, Morningstar's "Conservative Allocation" Category*, the category that is home for several of these funds (including ALPHX), continues to attract strong net inflows.

/s/ LEE W. SCHULTHEIS
Lee W. Schultheis
Chief Investment Strategist
Alternative Investment Partners, LLC

Must be preceded or accompanied by a prospectus.

FUND DISCLOSURE

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling

---------------

* Morningstar defines Conservative Allocation as: a fund that invests in both stocks and bonds and maintains a relatively small position in stocks. These funds typically have 20-50% of their assets in stocks and 50-80% of assets in bonds and cash.

involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. The Fund may also invest in:

- smaller capitalized companies - subject to more abrupt or erratic market movements than larger, more established companies;

- foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

- securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

- shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances.

HFRI Conservative Fund of Funds Index -- "Conservative Fund of Funds" investing seeks to profit by investing in various absolute return, hedged strategies. The index is comprised of hedge funds that are open for investment and are tracked by Hedge Fund Research, Inc. on a monthly basis. Refer to www.hfrx.com for more information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

Beta measures the sensitivity of rates of return on a fund to general market movements.

Quasar Distributors, LLC, Distributor - (C) September 2005

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Growth of $10,000 -- July 31, 2005
[PERFORMANCE GRAPH]

                                                 ALPHA HEDGED STRATEGIES
                                                          FUND                    S&P 500 INDEX               90 DAY T-BILL
                                                 -----------------------          -------------               -------------
9/23/02                                                 10000.00                    10000.00                    10000.00
10/31/02                                                 9910.00                    10497.00                    10018.00
1/31/03                                                  9990.00                    10189.00                    10049.00
4/30/03                                                 10030.00                    10969.00                    10077.00
7/31/03                                                  9809.00                    11900.00                    10102.00
10/31/03                                                10089.00                    12683.00                    10126.00
1/31/04                                                 10203.00                    13700.00                    10149.00
4/30/04                                                 10273.00                    13480.00                    10174.00
7/31/04                                                 10733.00                    13469.00                    10205.00
10/31/04                                                11174.00                    13878.00                    10240.00
1/31/05                                                 11813.00                    14566.00                    10297.00
4/30/05                                                 11653.00                    14332.00                    10367.00
7/31/05                                                 12103.00                    15359.00                    10447.00

------------------------------
 - Since inception data for Fund, the S&P 500 Index and the 90 Day T-Bills is as of 9/23/2002.

 * Since inception data for the HFRI Conservative Fund of Funds Index is as of 9/30/2002.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.aipfunds.com. The Fund imposes a 2% redemption fee on shares held less than 90 days.

The chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Growth of $10,000 -- July 31, 2005 --  (continued)
--------------------------------------------------------------------------------

performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI Conservative Fund of Funds Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to neutralize market risk by combining long and short positions in equity securities. One cannot invest directly in an index.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Allocation of Portfolio Assets -- July 31, 2005
--------------------------------------------------------------------------------

(PIE CHART)

                                                                                            LONG/SHORT
                            LONG/SHORT      CONVERTIBLE                                     EQUITY-DEEP
LONG/SHORT EQUITY-            EQUITY-          BOND        FIXED INCOME     DISTRESSED       DISCOUNT         MERGER
EARNINGS REVISION            MOMENTUM        ARBITRAGE       ARBITRAGE      SECURITIES         VALUE         ARBITRAGE
------------------          ----------      -----------    ------------     ----------      -----------      ---------
23                             23.00           13.00           13.00           11.00           6.00            6.00


LONG/SHORT EQUITY-
EARNINGS REVISION              CASH
------------------             ----
23                             5.00

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Expense Example -- July 31, 2005
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/05 - 7/31/05).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Expense Example -- July 31, 2005 --  (continued)
--------------------------------------------------------------------------------

by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING         ENDING           EXPENSES PAID
                         ACCOUNT VALUE    ACCOUNT VALUE       DURING PERIOD
                            2/1/05           7/31/05       2/1/05 - 7/31/05(+)
                         -------------    -------------    -------------------
Actual(-)............      $1,000.00        $1,024.60             $25.30
Hypothetical (5%
  return before
  expenses)**........       1,000.00           999.80              24.99

------------------------------
- Excluding interest expense and dividends on short positions, your actual cost of investment in the Fund would be $20.03.

** Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Fund would be $19.84.

(+) Expenses are equal to the Fund's annualized expense ratio, including interest expense and dividends on short positions, of 5.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half-year period). If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005
--------------------------------------------------------------------------------

                                           SHARES OR
COMMON STOCKS -- 70.81%+                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.39%+
Ace Aviation Holdings,
  Inc.(a)(c)(+).....................           15,777       $    491,831
Armor Holdings, Inc.(a)(+)..........            8,350            341,348
Herley Industries, Inc.(a)(+).......            1,000             19,540
Honeywell International, Inc.(+)....            2,000             78,560
Kaman Corp.(+)......................           10,000            195,000
Rockwell Collins, Inc.(+)...........            8,900            434,320
Sequa Corp.(a)(+)...................            2,000            146,880
                                                            ------------
                                                               1,707,479
                                                            ------------
AIR FREIGHT & LOGISTICS -- 0.99%+
EGL, Inc.(a)(+).....................           32,000            644,160
Kitty Hawk, Inc.(a)(+)..............           61,997             70,057
UTI Worldwide, Inc.(c)(+)...........            7,000            499,520
                                                            ------------
                                                               1,213,737
                                                            ------------
AIR TRANSPORTATION -- 0.10%+
World Air Holdings, Inc.(a)(+)......           10,000            125,800
                                                            ------------
AIRLINES -- 0.32%+
America West Holdings Corp.(a)(+)...           10,327             87,779
ExpressJet Holdings, Inc.(a)(+).....           28,030            290,111
Hawaiian Holdings, Inc.(a)(+).......            4,710             21,713
                                                            ------------
                                                                 399,603
                                                            ------------
ALUMINUM FOUNDRIES -- 0.52%+
Novelis, Inc.(c)(+).................            8,000            222,240
Ormet Corp.(a)(+)...................            2,285            420,522
                                                            ------------
                                                                 642,762
                                                            ------------
AUTOMOBILES -- 0.46%+
Fleetwood Enterprises, Inc.(a)(+)...           50,000            567,500
                                                            ------------
BEVERAGES -- 0.34%+
Constellation Brands, Inc. -- Class
  A(a)(+)...........................           15,340            420,316
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.75%+
Affymetrix, Inc.(a)(+)..............            7,500       $    350,175
Amgen, Inc.(a)(+)...................            3,940            314,215
Biosource International,
  Inc.(a)(+)........................            1,000             12,410
Celgene Corp.(a)(+).................           11,300            540,705
Invitrogen Corp.(a)(+)..............            2,550            218,714
Orchid Cellmark, Inc.(a)(+).........           45,000            385,200
Vicuron Pharmaceuticals,
  Inc.(a)(+)........................           12,000            337,800
                                                            ------------
                                                               2,159,219
                                                            ------------
BUILDING PRODUCTS -- 0.09%+
Griffon Corp.(a)(+).................            2,000             51,700
Water Pik Technologies,
  Inc.(a)(+)........................            3,000             58,590
                                                            ------------
                                                                 110,290
                                                            ------------
CAPITAL MARKETS -- 1.29%+
Affiliated Managers Group,
  Inc.(a)(+)........................            3,730            265,949
Ameritrade Holding Corp.(a)(+)......            3,000             58,590
Franklin Resources, Inc.(+).........            4,670            377,429
Legg Mason, Inc.(+).................            3,900            398,385
Nuveen Investments, Inc.(+).........           12,900            490,200
                                                            ------------
                                                               1,590,553
                                                            ------------
CHEMICALS -- 1.07%+
Chemtura Corp.(+)...................           57,300            901,902
The Dow Chemical Co.(+).............            7,460            357,707
Sensient Technologies Corp.(+)......            3,000             57,030
                                                            ------------
                                                               1,316,639
                                                            ------------
COAL -- 1.91%+
International Coal Group,
  Inc.(a)(+)........................          164,622          2,181,241
James River Coal Co.(a)(+)..........            3,026            142,494
Lexington Coal(a)(+)................          124,309             31,077
                                                            ------------
                                                               2,354,812
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.70%+
Bank of America Corp.(+)............            8,350       $    364,060
Hudson United Bancorp(+)............            2,000             83,800
National City Corp.(+)..............            6,850            252,834
UCBH Holdings, Inc.(+)..............            8,545            156,117
                                                            ------------
                                                                 856,811
                                                            ------------
COMMERCIAL SERVICES & SUPPLIES --
  1.92%+
Equifax, Inc.(+)....................           11,600            422,240
GP Strategies Corp.(a)(+)...........            1,000              8,380
HNI Corp.(+)........................            5,790            336,688
ITT Educational Services,
  Inc.(a)(+)........................            8,900            456,125
John H. Harland Co.(+)..............            4,720            182,334
Manpower, Inc.(+)...................            6,850            327,430
Resources Connection, Inc.(a)(+)....           14,570            437,100
School Specialty, Inc.(a)(+)........            4,000            187,720
                                                            ------------
                                                               2,358,017
                                                            ------------
COMMUNICATIONS EQUIPMENT -- 1.06%+
ADC Telecommunications,
  Inc.(a)(+)........................           11,702            305,890
F5 Networks, Inc.(a)(+).............            7,600            320,568
FalconStor Software, Inc.(a)(+).....            4,000             22,640
Harris Corp.(+).....................            8,300            307,681
Juniper Networks, Inc.(a)(+)........           14,700            352,653
                                                            ------------
                                                               1,309,432
                                                            ------------
COMPUTER STORAGE DEVICES -- 0.06%+
Xyratex Ltd.(a)(c)(+)...............            4,120             69,010
                                                            ------------
COMPUTERS & PERIPHERALS -- 1.30%+
Network Appliance, Inc.(a)(+).......           12,100            308,671
Seagate Technology(c)(+)............           21,400            414,518
Storage Technology Corp.(a)(+)......           12,000            440,760
Western Digital Corp.(a)............           29,200            437,708
                                                            ------------
                                                               1,601,657
                                                            ------------
CONSTRUCTION & ENGINEERING -- 0.21%+
URS Corp.(a)........................            6,820            255,409
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
CONSULTING SERVICES -- 1.20%+
Washington Group International,
  Inc.(a)...........................           27,316       $  1,473,425
                                                            ------------
CONSUMER FINANCE -- 1.46%+
American Express Co. ...............           12,760            701,800
MBNA Corp. .........................           15,000            377,400
Nelnet, Inc.(a).....................           10,400            394,680
Student Loan Corp. .................            1,500            325,125
                                                            ------------
                                                               1,799,005
                                                            ------------
CONTAINERS & PACKAGING -- 0.73%+
Owens-Illinois, Inc.(a).............           17,800            456,570
Packaging Dynamics Corp. ...........           27,425            397,662
Temple-Inland, Inc. ................            1,000             39,790
                                                            ------------
                                                                 894,022
                                                            ------------
DIVERSIFIED FINANCIAL
  SERVICES -- 0.60%+
Chicago Mercantile Exchange
  Holdings, Inc. ...................            1,700            511,785
Encore Capital Group, Inc.(a).......           11,000            193,600
GATX Corp. .........................            1,000             37,800
                                                            ------------
                                                                 743,185
                                                            ------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES -- 1.66%+
AT&T Corp. .........................           15,150            299,970
Manitoba Telecom Services,
  Inc.(c)...........................            5,057            193,175
MCI, Inc.(a)........................           60,615          1,546,895
                                                            ------------
                                                               2,040,040
                                                            ------------
ELECTRIC UTILITIES -- 0.23%+
Cinergy Corp. ......................            5,000            220,750
NSTAR...............................            2,000             60,660
                                                            ------------
                                                                 281,410
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.42%+
Cooper Industries Ltd.(c)...........            4,000       $    258,320
The Lamson & Sessions Co.(a)........            4,000             62,480
S.L. Industries, Inc.(a)............            2,000             32,600
Thomas & Betts Corp.(a).............            5,000            168,850
                                                            ------------
                                                                 522,250
                                                            ------------
ELECTRONIC CONNECTORS -- 0.30%+
Tyco International Ltd.(+)..........           12,000            365,640
                                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--
  0.67%+
Amphenol Corp. .....................            4,840            215,574
BEI Technologies, Inc. .............            1,000             34,750
Cognex Corp. .......................            3,930            131,144
Electronic Control Security,
  Inc.(a)...........................          184,400            291,352
Flextronics International
  Ltd.(a)(c)........................           10,830            146,638
                                                            ------------
                                                                 819,458
                                                            ------------
FOOD & STAPLES RETAILING -- 1.45%+
7-Eleven, Inc.(a)...................           15,300            517,905
BJ's Wholesale Club, Inc.(a)........            8,260            263,411
The Kroger Co.(a)(+)................            9,840            195,324
Rite Aid Corp.(a)...................           19,746             88,660
The Topps Co., Inc. ................           10,000            102,600
Whole Foods Market, Inc. ...........            4,500            614,295
                                                            ------------
                                                               1,782,195
                                                            ------------
FOOD AND KINDRED PRODUCTS -- 0.07%+
Pernod-Ricard ADR...................            2,022             84,811
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
FOOD PRODUCTS -- 3.62%+
Bunge Ltd.(c).......................            4,130       $    253,541
Chiquita Brands International,
  Inc. .............................           25,604            772,729
Dreyer's Grand Ice Cream Holdings,
  Inc. .............................            8,000            653,520
H.J. Heinz Co.(+)...................            2,000             73,560
Hershey Foods Corp. ................           13,350            852,664
Imperial Sugar Co. .................           83,858          1,316,571
Interstate Bakeries(a)..............           15,187            147,314
Kellogg Co. ........................            8,440            382,416
                                                            ------------
                                                               4,452,315
                                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES --
  2.06%+
Bausch & Lomb, Inc. ................            5,070            429,176
Becton, Dickinson & Co. ............            5,827            322,641
BioVeris Corp.(a)...................           44,672            234,528
Dade Behring Holdings, Inc. ........            1,000             75,800
DJ Orthopedics, Inc.(a).............            1,000             24,530
Edwards Lifesciences Corp.(a).......            7,235            331,870
Guidant Corp. ......................            1,000             68,800
Inamed Corp.(a).....................            4,000            289,680
PerkinElmer, Inc. ..................           12,080            253,438
Photomedex, Inc.(a).................          179,748            503,294
                                                            ------------
                                                               2,533,757
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES --
  5.21%+
Alderwoods Group, Inc.(a)...........           31,092       $    497,472
Beverly Enterprises, Inc.(a)........           20,000            253,800
Cerner Corp.(a).....................            5,100            384,642
Covance, Inc.(a)....................           14,430            715,006
Coventry Health Care, Inc.(a).......            5,900            417,307
D&K Healthcare Resources, Inc. .....            5,000             72,250
DaVita, Inc.(a).....................            9,900            467,676
IMS Health, Inc.(+).................            8,500            231,455
Kindred Healthcare, Inc.(a).........            3,990            146,593
LifePoint Hospitals, Inc.(a)........            5,150            240,814
Magellan Health Services, Inc.(a)...            2,937            105,203
Pacificare Health Systems(a)........            1,000             76,200
Pharmaceutical Product Development,
  Inc.(a)...........................            9,500            543,685
Priority Healthcare Corp.(a)........           10,000            274,900
Psychiatric Solutions, Inc.(a)......            5,520            265,954
Renal Care Group, Inc.(a)...........            6,000            281,700
Sierra Health Services, Inc.(a).....            8,630            582,007
Ventiv Health, Inc.(a)..............           17,600            387,200
Wellpoint, Inc.(a)..................            6,520            461,225
                                                            ------------
                                                               6,405,089
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
HOTELS RESTAURANTS &
  LEISURE -- 3.43%+
Argosy Gaming Co.(a)................            8,000       $    374,320
Aztar Corp.(a)......................            6,000            199,680
Boyd Gaming Corp. ..................            9,400            492,936
Choice Hotels International,
  Inc. .............................            7,000            464,240
Churchill Downs, Inc. ..............            5,000            231,700
Darden Restaurants, Inc. ...........           10,300            357,410
Harrah's Entertainment, Inc. .......            2,211            174,094
Landry's Restaurants, Inc. .........           11,510            358,537
Marriott International,
  Inc. -- Class A...................            3,580            245,123
Penn National Gaming, Inc.(a).......            6,040            215,930
Station Casinos, Inc. ..............            7,900            580,255
Trump Entertainment Resorts,
  Inc.(a)...........................            4,136             78,170
Yum! Brands, Inc. ..................            8,500            444,975
                                                            ------------
                                                               4,217,370
                                                            ------------
HOUSEHOLD DURABLES -- 0.86%+
The Black & Decker Corp. ...........           10,270            927,484
Juno Lighting, Inc.(a)..............            2,500            110,000
Maytag Corp. .......................            1,000             16,870
                                                            ------------
                                                               1,054,354
                                                            ------------
HOUSEHOLD PRODUCTS -- 0.64%+
Colgate-Palmolive Co. ..............            9,150            484,401
Procter & Gamble Co. ...............            5,430            302,071
                                                            ------------
                                                                 786,472
                                                            ------------
INFORMATION RETRIEVAL
  SERVICES -- 0.10%+
Shopping.com Ltd.(a)(c).............            5,700            119,073
                                                            ------------
INSURANCE -- 0.99%+
Conseco, Inc.(a)....................            4,873            106,280
Hartford Financial Services Group,
  Inc. .............................            5,000            402,850
Loews Corp. -- Carolina Group.......           10,100            393,193
WR Berkley Corp. ...................            8,505            318,342
                                                            ------------
                                                               1,220,665
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
INTERNET SOFTWARE &
  SERVICES -- 0.82%+
Blue Coat Systems, Inc.(a)..........           11,860       $    391,380
Intermix Media, Inc.(a).............            1,000             11,650
Niku Corp.(a).......................           20,000            419,400
VeriSign, Inc.(a)...................            6,890            181,276
                                                            ------------
                                                               1,003,706
                                                            ------------
IT SERVICES -- 1.59%+
Cognizant Technology Solutions
  Corp.(a)..........................            9,400            461,352
First Data Corp.(+).................           13,500            555,390
SRA International, Inc. -- Class
  A(a)..............................           10,000            372,000
SunGard Data Systems, Inc.(a).......            3,000            107,670
Titan Corp.(a)......................           20,000            461,800
                                                            ------------
                                                               1,958,212
                                                            ------------
LEISURE EQUIPMENT &
  PRODUCTS -- 0.42%+
Marvel Enterprises, Inc.(a).........           13,830            268,164
Oakley, Inc. .......................           13,350            249,378
                                                            ------------
                                                                 517,542
                                                            ------------
MACHINERY -- 1.95%+
CUNO, Inc.(a).......................            5,000            359,800
Eaton Corp. ........................            4,800            313,632
The Greenbrier Companies............            2,570             74,273
ITT Industries, Inc. ...............            3,000            319,200
Joy Global, Inc. ...................            9,900            406,593
Oshkosh Truck Corp. ................            6,600            559,680
Paccar, Inc. .......................            5,110            369,044
                                                            ------------
                                                               2,402,222
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
MEDIA -- 1.58%+
Cablevision Systems Corp.(a)........           13,000       $    402,610
DIRECTV Group, Inc.(a)..............           13,140            202,356
EchoStar Communications
  Corp.(a)(+).......................            4,000            114,880
Fisher Communications, Inc.(a)......            1,800             81,504
Grupo Televisa SA ADR...............            4,730            312,038
Insight Communications Co,
  Inc.(a)...........................            2,000             23,140
Lin TV Corp.(a).....................            4,000             56,880
Media General, Inc. ................            2,500            171,250
Viacom, Inc. .......................            2,000             67,260
XM Satellite Radio Holdings, Inc. --
  Class A(a)........................           13,400            477,442
Young Broadcasting, Inc.(a).........            9,692             37,896
                                                            ------------
                                                               1,947,256
                                                            ------------
METALS & MINING -- 2.66%+
Aleris International, Inc.(a).......           32,700            747,849
Algoma Steel, Inc.(a)(c)............           52,104          1,303,903
Consol Energy, Inc. ................            7,800            525,408
Peabody Energy Corp. ...............            5,030            330,672
United States Steel Corp. ..........            8,497            362,397
                                                            ------------
                                                               3,270,229
                                                            ------------
MULTILINE RETAIL -- 2.14%+
JC Penney Co. Inc. Holding Co. .....            8,020            450,243
Neiman Marcus Group, Inc. -- Class
  A.................................            5,000            492,500
Nordstrom, Inc. ....................           13,300            492,233
Sears Holdings Corp.(a).............            5,143            793,205
ShopKo Stores, Inc.(a)..............            3,000             76,350
Target Corp. .......................            5,690            334,287
                                                            ------------
                                                               2,638,818
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
OIL & GAS -- 2.71%+
The Houston Exploration Co.(a)......            7,123       $    411,638
PetroKazakhstan, Inc.(c)............              800             33,736
Pioneer Natural Resources Co. ......            4,079            176,743
Pogo Producing Co. .................            7,833            431,050
Premcor, Inc. ......................            1,000             76,640
Southwestern Energy Co.(a)..........            7,800            429,858
Tipperary Corp.(a)..................           10,000             73,200
Ultra Petroleum Corp.(a)(c).........           11,800            447,456
Unocal Corp. .......................           12,612            817,888
XTO Energy, Inc. ...................           12,400            435,116
                                                            ------------
                                                               3,333,325
                                                            ------------
PAPER & FOREST PRODUCTS -- 0.28%+
Louisiana-Pacific Corp. ............           12,763            342,304
                                                            ------------
PERSONAL PRODUCTS -- 0.22%+
The Gillette Co. ...................            5,000            268,350
                                                            ------------
PHARMACEUTICALS -- 1.69%+
AstraZeneca Plc ADR.................            8,090            367,610
Bradley Pharmaceuticals, Inc.(a)....            3,900             44,070
IVAX Corp.(a).......................           21,885            557,630
Johnson & Johnson...................            6,760            432,369
Kos Pharmaceuticals, Inc.(a)........            5,300            378,950
Sepracor, Inc.(a)...................            5,610            293,683
                                                            ------------
                                                               2,074,312
                                                            ------------
POWER, DISTRIBUTION, AND SPECIALTY
  TRANSFORMERS -- 0.04%+
High Voltage Engineering Corp.(a)...            4,860             44,955
                                                            ------------
PREPACKAGED SOFTWARE -- 0.50%+
Amicas, Inc.(a).....................          120,000            614,400
                                                            ------------
RADIOTELEPHONE COMMUNICATIONS --
  0.52%+
USA Mobility, Inc.(a)...............           22,695            634,779
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
REAL ESTATE -- 1.30%+
Catellus Development Corp. .........            3,000       $    108,180
CRT Properties, Inc. ...............              500             13,810
New Century Financial Corp. ........           12,000            628,560
O & Y Properties Corp.(c)...........              500              4,963
Tarragon Corp.(a)...................           16,458            419,020
Taubman Centers, Inc. ..............           12,100            430,034
                                                            ------------
                                                               1,604,567
                                                            ------------
REAL ESTATE AGENTS AND MANAGERS --
  0.29%+
CB Richard Ellis Group, Inc.(a).....            7,800            359,112
                                                            ------------
REAL ESTATE INVESTMENT
  TRUSTS -- 0.32%+
Global Signal, Inc. ................            9,100            390,390
                                                            ------------
ROAD & RAIL -- 1.35%+
Burlington Northern Santa Fe
  Corp. ............................            6,560            355,880
Laidlaw International, Inc. ........           17,676            454,273
Overnite Corp. .....................           10,000            431,100
Yellow Roadway Corp.(a).............            7,970            421,693
                                                            ------------
                                                               1,662,946
                                                            ------------
SAWMILLS AND PLANING MILLS,
  GENERAL -- 0.00%+
Western Forest Products,
  Inc.(a)(c)........................            1,247              4,329
                                                            ------------
SECURITY BROKERS, DEALERS, AND
  FLOTATION COMPANIES -- 0.02%+
Instinet Group, Inc.(a).............            5,500             26,895
                                                            ------------
SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT -- 1.27%+
Altera Corp.(a).....................            9,410            205,797
Freescale Semiconductor, Inc.(a)....           20,000            510,400
Integrated Circuit Systems,
  Inc.(a)...........................            6,000            131,280
Marvell Technology Group
  Ltd.(a)(c)........................            7,550            329,859
MEMC Electronic Materials,
  Inc.(a)...........................           12,830            217,982
Nvidia Corp.(a).....................            6,350            171,831
                                                            ------------
                                                               1,567,149
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
SOFTWARE -- 1.23%+
Adobe Systems, Inc.(a)..............           20,590       $    610,288
Autodesk, Inc. .....................           16,270            556,271
Borland Software Corp.(a)...........            5,000             33,550
MICRO Systems, Inc.(a)..............            7,400            317,830
                                                            ------------
                                                               1,517,939
                                                            ------------
SPECIALTY RETAIL -- 3.33%+
Abercrombie & Fitch Co. -- Class
  A.................................            6,400            461,120
American Eagle Outfitters...........           12,290            404,956
Bebe Stores, Inc. ..................           13,000            369,980
Bed Bath & Beyond, Inc.(a)(+).......            9,090            417,231
Brookstone, Inc.(a).................            2,000             39,480
Burlington Coat Factory Warehouse
  Corp. ............................              700             28,721
Childrens Place(a)..................           10,500            479,850
CSK Auto Corp.(a)...................            2,500             46,775
Electronics Boutique Holdings
  Corp.(a)..........................            1,000             64,660
Footstar, Inc.(a)...................           69,961            444,252
Lowe's Cos., Inc. ..................            4,290            284,084
Men's Wearhouse, Inc.(a)............           15,075            542,097
Urban Outfitters, Inc.(a)...........            8,500            516,035
                                                            ------------
                                                               4,099,241
                                                            ------------
STEEL WORKS, BLAST FURNACES AND
  ROLLING -- 0.46%+
Mittal Steel Company N.V. ADR.......           19,336            563,064
                                                            ------------
TELECOMMUNICATIONS -- 0.01%+
Nextwave Tax Escrow Cert.(a)........            7,300              6,570
                                                            ------------
TELEPHONE COMMUNICATIONS, EXCEPT
  RADIOTELEPHONE -- 0.16%+
NTL, Inc.(a)........................            3,000            199,890
                                                            ------------
TEXTILES, APPAREL & LUXURY GOODS --
  0.62%+
Coach, Inc.(a)......................           15,100            530,161
Nike, Inc. .........................            2,830            237,154
                                                            ------------
                                                                 767,315
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.54%+
Commercial Federal Corp. ...........            8,000       $    271,200
Sovereign Bancorp, Inc. ............           16,400            393,436
                                                            ------------
                                                                 664,636
                                                            ------------
TRADING COMPANIES &
  DISTRIBUTORS -- 0.47%+
Hughes Supply, Inc. ................           14,000            397,880
W.W. Grainger, Inc. ................            2,830            176,366
                                                            ------------
                                                                 574,246
                                                            ------------
WIRELESS TELECOMMUNICATION
  SERVICES -- 1.12%+
Leap Wireless International,
  Inc.(a)...........................           10,516            326,522
NII Holdings, Inc.(a)...............            8,600            640,184
United States Cellular Corp.(a).....            8,000            417,200
                                                            ------------
                                                               1,383,906
                                                            ------------
X-RAY APPARATUS AND TUBES AND
  RELATED IRRADIATION
  APPARATUS -- 0.02%+
Schick Technologies, Inc.(a)........            1,000             24,000
                                                            ------------
TOTAL COMMON STOCKS
  (COST $77,258,173)................                          87,120,187
                                                            ------------
PREFERRED STOCKS -- 0.93%+
CRUSHED AND BROKEN
  LIMESTONE -- 0.93%+
Oglebay Norton Co.(a)...............           71,334          1,141,344
                                                            ------------
TOTAL PREFERRED STOCKS
  (COST $939,943)...................                           1,141,344
                                                            ------------
WARRANTS -- 0.30%+
CONSULTING SERVICES -- 0.30%+
Washington Group International,
  Inc. -- Series B, Strike price
  $31.74, Expiration 01/25/06(a)....           10,970            245,125
Washington Group International,
  Inc. -- Series C, Strike price
  $33.51, Expiration 01/25/06(a)....            5,828            120,931
                                                            ------------
                                                                 366,056
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
PLUMBING, HEATING AND AIR-
  CONDITIONING -- 0.00%+
American Plumbing Warrants Strike
  price $10.00, Expiration
  12/08/2008(a).....................              374       $          0
                                                            ------------
TOTAL WARRANTS
  (COST $154,065)...................                             366,056
                                                            ------------
CONVERTIBLE BONDS(F) -- 14.95%+
ADVERTISING AGENCIES -- 0.43%+
Lamar Advertising Co.,
  2.875%, due 12/31/2010(e)(+)......       $  500,000            523,750
                                                            ------------
AEROSPACE & DEFENSE -- 0.52%+
AMR Corp.,
  4.500%, due 02/15/2024(e)(+)......          750,000            636,562
                                                            ------------
BIOTECHNOLOGY -- 1.54%+
Invitrogen Corp.,
  1.500%, due 02/15/2024(e)(+)......          750,000            720,000
Nabi Biopharmaceuticals, (Acquired
  06/08/2005, Cost $537,339),
  2.875%, due 04/15/2025(b)(e)......          500,000            625,000
OSI Pharmaceuticals, Inc., 3.250%,
  due 09/08/2023(e)(+)..............          500,000            545,625
                                                            ------------
                                                               1,890,625
                                                            ------------
CABLE AND OTHER PAY TELEVISION
  SERVICES -- 1.02%+
Liberty Media Corp., (Acquired
  04/29/2004, Cost $565,525),
  0.750%, due 03/30/2023(b)(e)......          500,000            533,750
Liberty Media Corp., 3.500%, due
  01/15/2031(e)(+)..................          750,000            722,812
                                                            ------------
                                                               1,256,562
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
CALCULATING AND ACCOUNTING MACHINES,
  EXCEPT ELECTRONIC
  COMPUTERS -- 0.66%+
Scientific Games Corp., (Acquired
  12/07/2004, Cost $510,826),
  0.750%, due 12/01/2024(b)(e)......       $  750,000       $    816,563
                                                            ------------
COMMUNICATIONS EQUIPMENT -- 1.09%+
Lucent Technologies, Inc., 2.750%,
  due 06/15/2025(e)(+)..............          500,000            561,875
Tekelec, 2.250%, due
  06/15/2008(e)(+)..................          750,000            782,812
                                                            ------------
                                                               1,344,687
                                                            ------------
COMPUTER STORAGE DEVICES -- 0.58%+
Maxtor Corp., 6.800%, due
  04/30/2010(e)(+)..................          750,000            712,500
                                                            ------------
CONSTRUCTION & ENGINEERING -- 0.46%+
Quanta Services, Inc., 4.500%, due
  10/01/2023(e)(+)..................          500,000            561,250
                                                            ------------
CRUDE PETROLEUM AND NATURAL GAS --
  0.33%+
McMoRan Exploration Co., (Acquired
  06/26/2003, Cost $300,023),
  6.000%, due 07/02/2008(b)(e)......          300,000            409,875
                                                            ------------
ELECTRICAL EQUIPMENT -- 0.45%+
Evergreen Solar, Inc., (Acquired
  06/24/2005, Cost $500,033),
  4.375%, due 07/01/2012(b)(e)......          500,000            559,375
                                                            ------------
ELECTRONIC CONNECTORS -- 0.47%+
Tyco International Group S.A.,
  (Acquired 05/16/2003, Cost
  $267,185), 3.125%, due
  01/15/2023(b)(c)(e)...............          250,000            358,125
Tyco International Group S.A.,
  3.125%, due 01/15/2023(c)(e)(+)...          150,000            214,875
                                                            ------------
                                                                 573,000
                                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--
  0.39%+
Flir Sys, Inc., 3.000%, due
  06/01/2023(e)(+)..................          300,000            485,625
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
ENERGY EQUIPMENT &
  SERVICES -- 1.13%+
Halliburton Co., 3.125%, due
 07/15/2023(e)(+)...................       $  500,000       $    782,500
Schlumberger Ltd., 1.500%, due
 06/01/2023(c)(e)(+)................          500,000            608,750
                                                            ------------
                                                               1,391,250
                                                            ------------
HEAVY CONSTRUCTION EQUIPMENT RENTAL
 AND LEASING -- 0.38%+
United Rentals North America, Inc.,
 1.875%, due 10/15/2023(e)(+).......          500,000            473,125
                                                            ------------
INTERNET SOFTWARE &
 SERVICES -- 1.02%+
Akamai Technologies, Inc., 1.000%,
 due 12/15/2033(e)(+)...............          500,000            554,375
Openwave Systems, Inc., 2.750%, due
 09/09/2008(e)(+)...................          600,000            696,750
                                                            ------------
                                                               1,251,125
                                                            ------------
MULTILINE RETAIL -- 0.71%+
Saks, Inc., 2.000%, due
 03/15/2024(e)(+)...................          750,000            876,563
                                                            ------------
SEMICONDUCTOR & SEMICONDUCTOR
 EQUIPMENT -- 1.12%+
Cypress Semiconductor Corp., 1.250%,
 due 06/15/2008(e)(+)...............          500,000            564,375
Micron Technology, Inc., 2.500%, due
 02/01/2010(e)(+)...................          750,000            812,812
                                                            ------------
                                                               1,377,187
                                                            ------------
SOFTWARE -- 0.57%+
Mercury Interactive Corp., 0.000%,
 due 05/01/2008(e)(+)...............          750,000            707,813
                                                            ------------
SPECIALTY RETAIL -- 1.13%+
Best Buy Co, Inc., 2.250%, due
 01/15/2022(e)(+)...................          500,000            596,250
Dicks Sporting Goods, Inc., 1.606%,
 due 02/18/2024(e)(+)...............        1,000,000            790,000
                                                            ------------
                                                               1,386,250
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
STEEL PIPE AND TUBES -- 0.43%+
Maverick Tube Corp., (Acquired
 06/03/2003, 07/16/2003, and
 06/14/2005, Cost $418,705), 4.000%,
 due 06/15/2033(b)(e)...............       $  400,000       $    528,000
                                                            ------------
WIRELESS TELECOMMUNICATION
 SERVICES -- 0.52%+
American Tower Corp., 3.000%, due
 08/15/2012(e)(+)...................          500,000            635,625
                                                            ------------
TOTAL CONVERTIBLE BONDS
 (COST $17,233,114).................                          18,397,312
                                                            ------------
CORPORATE BONDS -- 6.02%+
AUTO COMPONENTS -- 0.09%+
Intermet Corp., 9.750%, due
 06/15/2009 (Default effective
 12/15/2004)(a)(d)(e)...............          245,000            110,250
                                                            ------------
AUTOMOBILES -- 0.24%+
Ford Motor Credit Company, 6.875%,
 due 02/01/2006(+)..................          290,000            292,877
                                                            ------------
BANKING -- 0.10%+
Resona PFD Global Securities
 (Acquired 07/20/2005, Cost
 $120,000) 7.191%, due
 12/29/2049(b)(c)(e)................          120,000            122,567
                                                            ------------
BUILDING PRODUCTS -- 0.18%+
Owens Corning, 7.500%, due
 05/01/2005 (Default effective
 10/05/2000)(a)(d)..................          150,000            111,375
Owens Corning, 7.000%, due
 03/15/2009 (Default effective
 10/05/2000)(a)(d)..................          150,000            108,000
                                                            ------------
                                                                 219,375
                                                            ------------
DIVERSIFIED FINANCIAL
 SERVICES -- 0.32%+
General Motors Acceptance Corp.,
 6.750%, due 01/15/2006(+)..........          290,000            292,280
General Motors Acceptance Corp.,
 6.125%, due 02/01/2007(+)..........          100,000            100,540
                                                            ------------
                                                                 392,820
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
ELECTRIC SERVICES -- 0.22%+
Mirant Corp., (Acquired 05/06/2004,
 06/21/2004, and 02/16/2005, Cost
 $187,020), 7.900%, due 07/15/2009
 (Default effective
 07/14/2003)(a)(b)(d)...............       $  284,000       $    270,510
                                                            ------------
ELECTRIC UTILITIES -- 0.17%+
Txu Corp., (Acquired 02/23/2005 and
 03/17/2005, Cost $222,627), 6.550%,
 due 11/15/2034(b)..................          220,000            216,481
                                                            ------------
FORESTRY -- 0.29%+
Inland Fiber Group LLC, 9.625%, due
 11/15/2007(e)(+)...................          779,000            358,340
                                                            ------------
HEAVY CONSTRUCTION -- 0.60%+
Morrison Knudsen, (Acquired
 01/09/2004, 06/08/2004, 06/29/2004,
 02/16/2005, 03/23/2005, and
 05/16/2005, Cost $411,315),
 11.000%, due 07/01/2010(b).........        7,245,000            733,556
                                                            ------------
HOTELS AND MOTELS -- 0.16%+
MGM Mirage, 6.000%, due
 10/01/2009(+)......................          200,000            200,500
                                                            ------------
HOUSEHOLD DURABLES -- 0.20%+
D.R. Horton, Inc., 6.125%, due
 01/15/2014(+)......................          100,000            103,059
Kb Home, 6.250%, due 06/15/2015(+)..          145,000            148,372
                                                            ------------
                                                                 251,431
                                                            ------------
LINOLEUM, ASPHALTED-FELT-BASE, AND
 OTHER HARD SURFACE FLOOR -- 0.24%+
Congoleum Corp., 8.625%, due
 08/01/2008 (Default effective
 12/31/2003)(a)(d)(e)...............          289,000            291,890
                                                            ------------
MEDIA -- 0.06%+
COX Communications, Inc., 4.625%,
 due 06/01/2013 (+).................           75,000             71,689
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
MEDICINAL CHEMICALS AND BOTANICAL
 PRODUCTS -- 0.11%+
Twin Laboratories, Inc., 10.250%,
 due 05/15/2006 (Default effective
 09/04/2003)(a)(d)(e)...............       $  627,000       $    131,670
                                                            ------------
MINERAL WOOL -- 0.17%+
Owens Corning, 7.700%, due
 05/01/2008 (Default effective
 10/05/2000)(d).....................          285,000            211,613
                                                            ------------
MOTOR VEHICLE PARTS AND
 ACCESSORIES -- 1.00%+
Dana Corp., (Acquired 12/29/2004 and
 04/18/2005, Cost $1,009,208),
 5.850%, due 01/15/2015(b)..........        1,200,000          1,080,062
Federal Mogul Bank Debt, 4.150%, due
 03/29/2050(+)......................          164,971            149,299
                                                            ------------
                                                               1,229,361
                                                            ------------
PLASTICS PRODUCTS -- 0.17%+
Armstrong World Industries, Inc.,
 7.450%, due 05/15/2029 (Default
 effective 12/06/2000)(a)(d)........          261,000            204,885
                                                            ------------
PLUMBING, HEATING AND
 AIR-CONDITIONING -- 0.75%+
American Plumbing & Mechanical Inc.
 Bank Debt, 10.000%, due
 10/31/2009(+)......................          307,245            307,245
American Plumbing & Mechanical,
 Inc., 11.625%, due 10/15/2008
 (Default effective
 10/14/2003)(a)(d)(e)...............        2,988,000            474,345
Mirant Americas Generation LLC,
 (Acquired 04/05/2004 and
 01/19/2005, Cost $129,284), 8.500%,
 due 10/01/2021 (Default effective
 07/14/2003)(a)(b)(d)...............          129,000            148,350
                                                            ------------
                                                                 929,940
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
PRIMARY METAL INDUSTRIES -- 0.37%+
WCI Steel, Inc., (Acquired
 06/15/2005 and 07/18/2005, Cost
 $465,543), 10.000%, due 12/01/2004
 (Default effective
 06/01/2003)(abde)..................       $  691,000       $    456,060
                                                            ------------
PRIMARY PRODUCTION OF
 ALUMINUM -- 0.38%+
Kaiser Aluminum & Chemical, 9.875%,
 due 02/15/2002 (Default effective
 02/12/2002)(ad)(e).................          480,000            463,200
                                                            ------------
REAL ESTATE -- 0.08%+
Thornburg Mtg, Inc., 8.000%, due
 05/15/2013(e)(+)...................          100,000            102,000
                                                            ------------
SAWMILLS AND PLANING MILLS,
 GENERAL -- 0.04%+
Western Forest Products, Inc.,
 (Acquired 07/23/2004, Cost
 $38,904), 15.000%, due
 07/28/2009(b)(c)(e)................           43,000             46,870
                                                            ------------
TELEPHONE COMMUNICATIONS, EXCEPT
 RADIOTELEPHONE -- 0.00%+
Nextwave Secured Note, 0.000%, due
 04/13/2055(+)......................            2,775              1,582
                                                            ------------
THRIFTS & MORTGAGE FINANCE -- 0.08%+
Washington Mutual, Inc., 4.625%, due
 04/01/2014(+)......................          100,000             95,420
                                                            ------------
TOTAL CORPORATE BONDS
 (COST $6,643,124)..................                           7,404,887
                                                            ------------
FOREIGN GOVERNMENT BONDS -- 0.16%+
Brazil Federative Rep, 7.875%, due
 03/07/2015(c)(+)...................          200,000            199,600
                                                            ------------
TOTAL FOREIGN GOVERNMENT BONDS
 (COST $199,658)....................                             199,600
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 5.97%+
American Airlines, Inc., 6.817%, due
 11/23/2012(+)......................       $  400,000       $    382,148
Asset Backed Securities Corp.,
 6.560%, due 10/25/2033(+)..........          200,000            192,988
Citigroup Mortgage Loan Trust, Inc.,
 5.560%, due 02/25/2035(+)..........          200,000            179,555
Continental Airlines, 7.487, due
 04/02/2012(+)......................          200,000            201,708
DVI Receivables Corp. VIII 2003-1,
 3.710%, due 03/12/2011(+)..........        1,253,198          1,058,952
DVI Receivables Corp., 3.760%, due
 09/12/2010(+)......................          917,504            857,866
Equity One Abs Inc 2002-4, 5.910%,
 due 02/25/2033(+)..................          125,000            124,351
Gsamp Trust 2005-he3, 5.660%, due
 06/25/2035(+)......................          225,000            224,989
Master Asset Backed Securities
 2005-opt1, 5.814%, due
 03/25/2035(+)......................          125,000            124,874
Merit Securities Corp. Series 13,
 8.380%, due 12/28/2033(+)..........          450,000            493,677
Merrill Lynch Mortgage Investors
 2003-wmc3, 5.314%, due
 06/25/2034(+)......................          300,000            305,063
Merrill Lynch Mortgage Investors
 2005-wmc2, 6.564%, due
 04/25/2036(+)......................          400,000            400,153
Morgan Stanley Cap 2003-he1, 5.214%,
 due 05/25/2033(+)..................          500,000            504,525
New Century Home Equity Loan,
 6.970%, due 07/25/2035(+)..........          625,000            613,420
Option One Mortgage Loan Trust
 2005-3, 9.240%, due 08/25/2035(+)..          125,000            107,825
Residential Asset Securities
 Corporation, 6.310%, due
 03/25/2035(+)......................          500,000            463,125
Securitized Asset Rec. 2005-fr3,
 6.460%, due 04/25/2035(+)..........          150,000            131,806

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Securitized Asset Rec., 6.560%, due
 01/25/2035(+)......................       $  150,000       $    132,562
Structured Asset Inv. 2005-4,
 5.810%, due 05/25/2035(+)..........          100,000             93,603
Structured Asset Inv. 2005-6,
 5.814%, due 07/25/2035(+)..........          150,000            128,437
Structured Asset Sec., 5.810%, due
 01/25/2035(+)......................          300,000            279,704
Structured Asset Sec., 5.810%, due
 02/25/2035(+)......................          150,000            136,031
United Airlines, Inc., 6.201%, due
 03/01/2010(+)......................          217,765            208,962
                                                            ------------
TOTAL ASSET BACKED SECURITIES
 (COST $7,208,459)..................                           7,346,324
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES -- 4.31%+
Fannie Mae Strip, 5.000%, due
 03/01/2035(+)......................       $  663,775       $    145,777
Fannie Mae Strip, 6.000%, due
 02/01/2033(+)......................        2,023,951            406,546
Fannie Mae Strip, 5.000%, due
 06/01/2033(+)......................        1,470,098            307,598
Fannie Mae Strip, 4.500%, due
 09/01/2033(+)......................          353,476             77,505
Fannie Mae Strip, 5.500%, due
 12/01/2033(+)......................        1,361,074            282,081
Fannie Mae Strip, 5.000%, due
 07/01/2034(+)......................          849,005            195,181
Fannie Mae Strip, 5.500%, due
 11/01/2034(+)......................       10,132,634          2,165,687
Fannie Mae Strip, 6.000%, due
 03/01/2035(+)......................          253,974             45,685
Fannie Mae Strip, 5.000%, due
 03/01/2035(+)......................          184,557             43,894
Fannie Mae Strip, 5.000%, due
 02/01/2035(+)......................        4,842,369          1,148,961
First Franklin Mtg Loan, 6.810%, due
 10/25/2034(+)......................           75,000             76,981
Freddie Mac Strip, 5.000%, due
 02/15/2020(+)......................          188,032             37,184
Freddie Mac Strip, 5.000%, due
 04/15/2020(+)......................          195,360             40,088
Freddie Mac Strip, 5.000%, due
 02/15/2020(+)......................          288,607             60,777
Freddie Mac Strip, 5.000%, due
 12/01/2034(+)......................        1,133,489            267,522
                                                            ------------
TOTAL MORTGAGE BACKED SECURITIES
 (COST $5,915,638)..................                           5,301,467
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
 OBLIGATIONS -- 8.73%+
Ace Securities Corp., 6.560%, due
 04/25/2035(+)......................       $  275,000       $    252,310
Asset Backed Funding Cert., 6.590%,
 due 03/25/2034(+)..................          550,000            516,626
Asset Backed Funding Corp., 4.600%,
 due 02/26/2035(+)..................          435,381            434,523
Asset Backed Securities Corp.,
 5.250%, due 06/27/2035(+)..........          375,807            375,338
Asset Backed Security Corp., 5.810%,
 due 04/25/2035(+)..................          100,000             88,881
Asset Backed Security Corp., 5.650%,
 due 06/25/2035(+)..................          125,000            121,010
Asset Backed Security Corp., 5.050%,
 due 08/27/2035(+)..................          250,000            249,897
First Franklin Mortgage Loan,
 6.510%, due 07/25/2035(+)..........          150,000            133,588
First Franklin Mortgage Loan,
 6.810%, due 05/25/2034(+)..........          150,000            142,085
First Franklin Mortgage Loan,
 6.810%, due 12/25/2034(+)..........           30,000             28,659
Fremont Nim Trust, 4.500%, due
 11/27/2034(+)......................          353,615            353,615
Fremont Nim Trust, 3.750%, due
 01/25/2035(+)......................          125,408            124,792
Home Equity Asset Trust, 4.750%, due
 06/27/2035(+)......................          690,467            685,289
Home Equity Asset Trust, 5.500%, due
 08/27/2035(+)......................          200,000            199,918
Indymac Manufactured Housing,
 6.640%, due 12/25/2027(+)..........          354,547            349,894
JP Morgan Mortgage Acquisition,
 6.380%, due 06/25/2035(+)..........          125,000            111,450
JP Morgan Mortgage Acquisition,
 6.460%, due 06/25/2035(+)..........          250,000            224,650

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Masters Abs Nim Trust, 4.750%, due
 05/26/2035(+)......................       $   93,164       $     93,045
Meritage Mortgage Loan Trust,
 6.170%, due 11/25/2035(+)..........          150,000            134,250
Meritage Mortgage Loan Trust,
 6.810%, due 01/25/2035(+)..........          100,000             94,189
Merrill Lynch Mortgage Invest,
 4.500%, due 01/25/2007(+)..........          867,341            861,920
New Century Mortgage Corp., 4.700%,
 due 11/25/2006(+)..................          704,709            704,638
Sasco Asset Securities Corp.,
 5.000%, due 06/27/2035(+)..........          923,090            918,763
Sharps Sp I LLC, 4.000%, due
 01/25/2035(+)......................          153,060            152,524
Sharps Sp I LLC, 5.000%, due
 05/25/2035(+)......................          701,672            700,046
Sharps Sp I LLC, 3.750%, due
 12/25/2034(+)......................           89,341             88,984
Structured Adj Rate Mortgage,
 4.750%, due 04/27/2035(+)..........          439,618            439,481
Structured Asset Investment Loan
 Trust, 5.670%, due 07/25/2035(+)...          150,000            130,594
Structured Asset Investment Loan
 Trust, 5.810%, due 04/25/2035(+)...          370,000            337,509
Structured Asset Investment, 5.960%,
 due 08/25/2035(+)..................          250,000            222,969
Structured Asset Securities, 5.000%,
 due 06/27/2035(+)..................          508,074            507,280
Structured Asset Securities, 4.500%,
 due 08/25/2035(+)..................          750,000            740,391
Structured Asset Securities, 5.960%,
 due 08/25/2035(+)..................          250,000            220,703
                                                            ------------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS
 (COST $10,728,952).................                          10,739,811
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
PREFERRED
 STOCKS -- CONVERTIBLE -- 0.44%+
PHARMACEUTICALS -- 0.44%+
Schering Plough Corp. ..............           10,000       $    547,000
                                                            ------------
TOTAL PREFERRED STOCKS --CONVERTIBLE
 (COST $532,755)....................                             547,000
                                                            ------------
REPURCHASE AGREEMENTS -- 3.82%+
The Bear Stearns Companies, Inc.,
 3.250%, dated 07/29/2005, due
 08/01/2005, repurchase price
 $4,696,496(g)(+)...................       $4,695,011          4,695,011
                                                            ------------
TOTAL REPURCHASE AGREEMENTS (COST
 $4,695,011)........................                           4,695,011
                                                            ------------
SHORT TERM INVESTMENTS -- 1.91%+
Federal National Mortgage
 Association Discount Note, 1.500%,
 due 1/18/2006(+)...................        2,000,000          1,965,244
Fannie Mae, Discount Note, 2.000%,
 due 02/07/2006(+)..................           50,000             49,013
Fannie Mae, Discount Note, 2.210%,
 due 12/09/2005(+)..................           50,000             49,350
Fannie Mae, Discount Note, 2.500%,
 due 02/24/2006(+)..................          225,000            220,161
Fannie Mae, Discount Note, 3.000%,
 due 02/27/2006(+)..................           75,000             73,364
                                                            ------------
TOTAL SHORT TERM INVESTMENTS (COST
 $2,361,508)........................                           2,357,132
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.82%+
United States Treasury Notes,
 3.500%, due 01/15/2011(+)..........       $  922,739       $  1,005,029
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $1,023,254)..................                           1,005,029
                                                            ------------
TOTAL INVESTMENTS
 (COST $134,893,654) -- 119.17%+....                        $146,621,160
                                                            ============


------------------------------
ADR -- American Depository Receipt.

(a) -- Non-income Producing

(b) -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers

(c) -- Foreign Denominated

(d) -- Defaulted Security

(e) -- Callable only if stock price equals predetermined price. As of July 31, 2005, bond is not callable.

(f) -- Convertible features based on predetermined criteria. As of July 31, 2005, none of the bonds have exercised their conversion features.

(g) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.

(+) -- All or a portion of the shares have been committed as collateral for open short positions.

 +  -- Percentages are stated as a percent of net assets.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2005
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
COMMON STOCK
99 Cents Only Stores(a)..............          30,690        $   376,566
Accenture Ltd.(ab)...................          19,400            485,776
Advanced Medical Optics, Inc.(a).....          11,600            482,212
AK Steel Holding Corp.(a)............           7,000             64,540
Akamai Technologies, Inc.(a).........          22,500            343,575
Allergan, Inc. ......................           6,000            536,220
Alpharma, Inc. ......................          16,300            228,852
Amazon.Com, Inc.(a)..................          12,800            578,176
American Tower Corp. -- Class A(a)...          19,500            448,110
AMN Healthcare Services, Inc.(a).....          13,900            235,049
AMR Corp.(a).........................          47,480            667,094
Anheuser-Busch Companies, Inc. ......          10,310            457,248
AnnTaylor Stores Corp.(a)............           9,750            251,257
Apollo Group, Inc.(a)................           6,300            473,445
Applied Extrusion Technologies,
  Inc. -- Class A(a).................           1,714             28,281
Applied Extrusion Technologies,
  Inc. -- Class B(a).................              35                577
ASML Holding N.V. ADR(ab)............          27,300            480,480
ATI Technologies, Inc.(ab)...........          20,810            261,998
Autozone, Inc.(a)....................           2,780            270,883
Avery Dennison Corp. ................           7,500            425,025
Ball Corp. ..........................          12,000            455,400
Bally Total Fitness Holding
  Corp.(a)...........................          27,700             99,720
Baxter International, Inc. ..........          13,450            528,181
Beckman Coulter, Inc. ...............           7,670            416,788
Bed Bath & Beyond, Inc.(a)...........          10,700            491,130
Best Buy Co., Inc. ..................           4,400            337,040
Biomet, Inc. ........................           4,630            176,542
Black Box Corp. .....................           3,280            143,664
Boston Scientific Corp.(a)...........          18,030            521,968
Bowater, Inc. .......................           7,880            266,423
CACI International, Inc. -- Class
  A(a)...............................           4,150            273,028
Calpine Corp.(a).....................           1,384              4,595
Cardinal Health, Inc. ...............           6,940            413,485
Career Education Corp.(a)............          11,500            446,085
Carlisle Companies, Inc. ............           3,820            251,585

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Casual Male Retail Group, Inc.(a)....          14,354        $   102,057
Celgene Corp.(a).....................           6,600            315,810
Century Aluminum Co.(a)..............           7,000            171,290
Certegy, Inc. .......................          11,800            408,516
Chico's FAS, Inc.(a).................           7,000            280,770
Cintas Corp. ........................           5,890            261,104
Clear Channel Communications,
  Inc. ..............................          11,180            364,915
Clorox Co. ..........................           8,050            449,592
Cognos, Inc.(ab).....................           6,850            267,972
Computer Associates International,
  Inc. ..............................          12,040            330,498
Cost Plus, Inc.(a)...................          16,230            365,662
Cross Country Healthcare, Inc.(a)....          12,360            243,986
Cypress Semiconductor Corp.(a).......          15,000            215,400
Dick's Sporting Goods, Inc.(a).......          18,900            750,708
Digene Corp.(a)......................           4,950            143,995
Dow Jones & Co, Inc. ................           9,900            371,547
EchoStar Communications Corp.(a).....          13,900            399,208
Electro Scientific Industries,
  Inc.(a)............................           5,310            116,820
Electronic Arts, Inc.(a).............           5,310            305,856
Electronic Data Systems Corp. .......          12,310            253,217
Evergreen Solar, Inc.(a).............          45,000            317,250
Expeditors International Washington,
  Inc. ..............................           7,700            423,885
Fairchild Semiconductor
  International, Inc.(a).............          22,310            376,147
Family Dollar Stores, Inc. ..........          18,260            471,108
Fannie Mae...........................           6,070            339,070
Fedders Corp. .......................          10,794             27,201
Federal Signal Corp. ................              63              1,103
Federated Investors, Inc. ...........          11,800            376,892
Fifth Third Bancorp..................           9,860            424,966
First Data Corp. ....................           7,710            317,189
Flir Systems, Inc.(a)................          11,700            384,813
Florida Rock Industries, Inc. .......           2,000            109,780
Foamex Intl, Inc.(a).................          11,318              5,206
Forest Laboratories, Inc.(a).........           7,600            303,392
Freeport-McMoRan Copper & Gold,
  Inc. ..............................          13,110            528,071
Fresh Del Monte Produce, Inc.(b).....          12,390            325,981
Gen-Probe, Inc.(a)...................           9,300            410,037
Gentex Corp. ........................          43,200            769,824

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Globix Corp.(a)......................          11,227        $    28,404
H&R Block, Inc. .....................           8,800            501,248
H.J. Heinz Co. ......................          10,500            386,190
Halliburton Co. .....................          10,000            560,500
Harley-Davidson, Inc. ...............           8,800            468,072
Health Management Associates,
  Inc. ..............................           3,300             78,540
Heartland Express, Inc. .............          17,200            357,932
HOT Topic, Inc.(a)...................           9,570            163,073
Hudson City Bancorp, Inc. ...........          36,548            432,363
ImClone Systems, Inc.(a).............          13,700            475,390
IMS Health, Inc. ....................          14,300            389,389
International Game Technology........          22,080            604,109
Invacare Corp. ......................           3,310            139,517
Investors Financial Services
  Corp. .............................          19,560            673,255
Invitrogen Corp.(a)..................           6,000            514,620
Iron Mountain, Inc.(a)...............           8,550            293,180
Janus Capital Group, Inc. ...........          22,730            341,405
JetBlue Airways Corp.(a).............          20,380            427,980
Keane, Inc.(a).......................           8,000            100,320
Kennametal, Inc. ....................           5,260            250,008
Knight-Ridder, Inc. .................           6,300            394,128
Kohl's Corp.(a)......................           4,380            246,813
Kraft Foods, Inc. ...................          14,010            428,006
Lamar Advertising Co.(a).............           7,200            316,872
Lexmark International, Inc.(a).......           6,700            420,090
Lincare Holdings, Inc.(a)............           5,150            207,751
Linear Technology Corp. .............          10,500            408,030
Lucent Technologies, Inc.(a).........         100,000            293,000
Maverick Tube Corp.(a)...............           8,700            288,579
Maxim Integrated Products, Inc. .....           8,000            334,960
Maxtor Corp.(a)......................          18,500            109,150
McMoRan Exploration Co.(a)...........          13,000            229,580
Mercury Interactive Corp.(a).........           4,500            177,165
Micron Technology, Inc.(a)...........          22,000            261,360
Millicom International Cellular
  S.A.(ab)...........................          24,100            511,884
Mohawk Industries, Inc.(a)...........           2,850            250,287
Motorola, Inc. ......................          16,300            345,234
Nabi Biopharmaceuticals(a)...........          21,000            314,790

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock......           2,213        $    87,568
National Instruments Corp. ..........          25,090            688,721
Navistar International Corp.(a)......          11,400            389,310
Newell Rubbermaid, Inc. .............          17,700            440,199
Nextel Communications, Inc.(a).......           9,160            318,768
Nokia Corp. ADR......................          14,300            228,085
Northwest Airlines Corp.(a)..........          84,808            394,357
Nu Skin Enterprises, Inc.(a).........          13,370            315,800
Openwave Systems, Inc.(a)............          22,000            408,100
OSI Pharmaceuticals, Inc.(a).........          17,200            710,360
Outback Steakhouse, Inc. ............           7,360            342,829
Par Pharmaceutical Cos, Inc.(a)......           2,000             46,840
Paychex, Inc. .......................          13,000            453,830
Pegasus Communications Corp.(a)......           1,729              5,965
Pepsi Bottling Group, Inc. ..........          15,400            449,064
Performance Food Group Co.(a)........          10,620            318,919
Petco Animal Supplies, Inc.(a).......          14,200            395,754
Petsmart, Inc. ......................          12,900            383,775
Pier 1 Imports, Inc. ................          25,892            368,184
Portfolio Recovery Associates,
  Inc.(a)............................           2,500            105,500
Principal Financial Group, Inc. .....           7,900            347,205
Quanta Services, Inc.(a).............          18,000            189,360
Quest Diagnostics....................           5,470            280,830
Quiksilver, Inc.(a)..................          19,080            320,353
Qwest Communications
  International(a)...................          49,697            189,843
RadioShack Corp. ....................          14,400            337,968
Regions Financial Corp. .............          12,940            435,302
Research In Motion Ltd.(ab)..........           5,760            407,002
Rinker Group Ltd. ADR................             900             51,696
Rockwell Automation, Inc. ...........           6,100            314,211
Ross Stores, Inc. ...................          16,400            434,600
Ruby Tuesday, Inc. ..................           7,550            188,901
Saks, Inc.(a)........................          24,000            509,280
Sara Lee Corp. ......................          40,050            798,196
Schering-Plough Corp. ...............          35,390            736,820
Schlumberger Ltd.(b).................           5,000            418,700
Scientific Games Corp. -- Class
  A(a)...............................          17,100            468,198
Southern Peru Copper Corp. ..........          10,400            532,480

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Southwest Airlines Co. ..............           8,680        $   123,169
State Street Corp. ..................           5,350            266,109
Sunrise Senior Living, Inc.(a).......           5,050            267,650
Swift Transportation Co., Inc.(a)....           6,504            143,023
Take-Two Interactive Software,
  Inc.(a)............................           9,600            236,256
TCF Financial Corp. .................          16,900            464,243
Techne Corp.(a)......................           8,500            417,095
Tekelec(a)...........................          19,000            315,590
The Cheesecake Factory(a)............          10,950            391,572
The E.W. Scripps Company.............           9,600            485,088
The Estee Lauder Companies, Inc. ....          12,600            493,164
The Goodyear Tire & Rubber Co.(a)....           7,500            130,575
The Kroger Co.(a)....................          22,500            446,625
The Reynolds & Reynolds Co. .........          16,200            453,276
Time Warner, Inc. ...................          11,500            195,730
TJX Companies, Inc. .................          18,300            430,233
Toro Co. ............................           5,590            224,942
Transatlantic Holdings, Inc. ........           7,360            435,638
Treehouse Foods, Inc.(a).............           6,900            211,002
Triumph Group, Inc.(a)...............           5,310            214,259
Tyco International Ltd.(b)...........          14,700            447,909
United Rentals, Inc.(a)..............          11,000            204,600
United Technologies Corp. ...........           4,340            220,038
Valeant Pharmaceuticals
  International......................          13,380            263,987
Valspar Corp. .......................           5,000            245,300
Waters Corp.(a)......................          11,500            520,720
Western Gas Resources, Inc. .........          10,100            404,404
Weyerhaeuser Co. ....................           3,830            264,193
Willis Group Holdings Ltd.(b)........          25,130            833,311
Xilinx, Inc. ........................          28,820            817,047
Zebra Technologies Corp.(a)..........           9,800            382,200
                                                             -----------
TOTAL COMMON STOCK
  (PROCEEDS $59,538,388).............                         61,436,831
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
CORPORATE BONDS
Allied Holdings, Inc., (Acquired
  06/29/2005, Proceeds $97,191),
  8.625%, due 10/01/2007 (Default
  effective 07/31/2005)(cde).........       $ 200,000        $   111,000
Applied Extrusion Technologies, Inc.,
  (Acquired 05/14/2004, 06/14/2004,
  and 07/01/2004, Proceeds $23,223),
  12.000%, due 03/15/2012(de)........          18,363             18,296
Fedders North America, Inc.,
  (Acquired 02/17/2005, Proceeds
  $50,059), 9.875%, due
  03/01/2014(de).....................          60,000             42,600
                                                             -----------
TOTAL CORPORATE BONDS
  (PROCEEDS $170,472)................                            171,896
                                                             -----------
EXCHANGE TRADED FUNDS
iShares Dow Jones U.S. Financial
  Sector Index Fund..................           1,959            189,866
iShares Lehman 20+ Year Treasury Bond
  Fund...............................           3,275            305,001
iShares Russell 2000 Index Fund......          14,000            950,460
iShares S&P 500 Index Fund...........           3,032            375,058
Semiconductor Holders Trust..........           1,000             37,330
SPDR Trust Series 1..................           6,000            742,440
                                                             -----------
TOTAL EXCHANGE TRADED FUNDS
  (PROCEEDS $2,515,936)..............                          2,600,155
                                                             -----------
REVERSE REPURCHASE AGREEMENTS
Asset Backed Securities Corp.,
  3.895%, dated 07/29/2005, due
  08/31/2005, purchase price
  $367,307...........................       $ 366,000            366,000
Fannie Mae, 3.520%, dated 07/29/2005,
  due 08/31/2005, purchase price
  $1,004,230.........................       1,001,000          1,001,000
Fannie Mae I/O, 3.400%, dated
  07/18/2005, due 08/08/2005,
  purchase price $1,715,395..........       1,712,000          1,712,000

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Merit Securities Corp., 3.920%, dated
  07/29/2005, due 08/31/2005,
  purchase price $361,294............       $ 360,000        $   360,000
Treasury Inflation, 3.170%, dated
  07/20/2005, due 12/31/2050,
  purchase price $2,455,223..........         997,360            997,360
                                                             -----------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (PROCEEDS $4,436,360)..............                          4,436,360
                                                             -----------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $66,661,156).............                        $68,645,242
                                                             ===========

------------------------------

 ADR -- American Depository Receipt

 (a) -- Non-income Producing

 (b) -- Foreign Denominated

 (c) -- Defaulted

 (d) -- Callable only if stock price equals predetermined price. As of July 31, 2005, bond is not callable.

 (e) -- Restricted

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Options Written -- July 31, 2005
--------------------------------------------------------------------------------

OPTIONS                                            CONTRACTS     VALUE
------------------------------------------------------------------------
CALL OPTIONS
American Express Co.
  Expiration: August 2005, Exercise Price:
     $55.00....................................        20       $  1,600
Dade Behring Holdings, Inc.
  Expiration: August 2005, Exercise Price:
     $70.00....................................        10          6,100
EGL, Inc.
  Expiration: August 2005, Exercise Price:
     $20.00....................................       110          8,525
First Data Corp.
  Expiration: August 2005, Exercise Price:
     $40.00....................................        50          7,250
Fleetwood Enterprises, Inc.
  Expiration: August 2005, Exercise Price:
     $10.00....................................        50          7,500
Freescale Semiconductor, Inc.
  Expiration: August 2005, Exercise Price:
     $22.50....................................        50         15,500
Freescale Semiconductor, Inc.
  Expiration: August 2005, Exercise Price:
     $25.00....................................        70          6,825
Mittal Steel Company N.V.
  Expiration: August 2005, Exercise Price:
     $25.00....................................        30         13,500
Temple-Inland, Inc.
  Expiration: August 2005, Exercise Price:
     $40.00....................................        10            875
                                                                --------
TOTAL CALL OPTIONS
  (PREMIUMS RECEIVED $40,668)..................                   67,675
                                                                --------
PUT OPTIONS
Century Aluminum Co.
  Expiration: August 2005, Exercise Price:
     $20.00....................................        40            500
Dade Behring Holdings, Inc.
  Expiration: August 2005, Exercise Price:
     $60.00....................................        40            500
EDZ
  Expiration: December 2005, Exercise Price:
     $95.88....................................         7          3,544
First Data Corp.
  Expiration: August 2005, Exercise Price:
     $40.00....................................        50          1,250
Par Pharmaceutical Cos, Inc.
  Expiration: August 2005, Exercise Price:
     $30.00....................................        50         33,500
Swift Transportation Co., Inc.
  Expiration: August 2005, Exercise Price:
     $22.50....................................        50          4,750
                                                                --------
TOTAL PUT OPTIONS
  (PREMIUMS RECEIVED $27,726)..................                   44,044
                                                                --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $68,394)..................                 $111,719
                                                                ========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Futures Contracts -- July 31, 2005
--------------------------------------------------------------------------------

                                                                       UNREALIZED
                                                                     APPRECIATION/
FUTURES CONTRACTS PURCHASED                              CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------------------------
Eurodollar 90 Day Futures Contract, Expiring September
  2005
  (Underlying Face Amount at Market Value
    $1,680,437)........................................       7        $  (1,860)
Eurodollar 90 Day Futures Contract, Expiring December
  2005
  (Underlying Face Amount at Market Value
    $6,462,113)........................................      27           (7,000)
Eurodollar 90 Day Futures Contract, Expiring March 2006
  (Underlying Face Amount at Market Value
    $1,673,525)........................................       7           (2,560)
Eurodollar 90 Day Futures Contract, Expiring June 2006
  (Underlying Face Amount at Market Value
    $1,672,475)........................................       7           (1,685)
Eurodollar 90 Day Futures Contract, Expiring September
  2006
  (Underlying Face Amount at Market Value
    $1,671,862)........................................       7             (723)
Eurodollar 90 Day Futures Contract, Expiring December
  2006
  (Underlying Face Amount at Market Value
    $1,671,250)........................................       7               65
Eurodollar 90 Day Futures Contract, Expiring March 2007
  (Underlying Face Amount at Market Value
    $1,671,162)........................................       7              765
Eurodollar 90 Day Futures Contract, Expiring June 2007
  (Underlying Face Amount at Market Value
    $2,386,875)........................................      10            1,593
Eurodollar 90 Day Futures Contract, Expiring September
  2007
  (Underlying Face Amount at Market Value
    $2,386,375)........................................      10            2,218
Eurodollar 90 Day Futures Contract, Expiring December
  2007
  (Underlying Face Amount at Market Value
    $2,385,500)........................................      10            2,842
Eurodollar 90 Day Futures Contract, Expiring March 2008
  (Underlying Face Amount at Market Value
    $2,385,250)........................................      10            3,343
Eurodollar 90 Day Futures Contract, Expiring June 2008
  (Underlying Face Amount at Market Value
    $2,384,750)........................................      10            3,967
Eurodollar 90 Day Futures Contract, Expiring September
  2008
  (Underlying Face Amount at Market Value
    $2,384,125)........................................      10            4,592
Eurodollar 90 Day Futures Contract, Expiring December
  2008
  (Underlying Face Amount at Market Value
    $2,383,125)........................................      10            4,967
Eurodollar 90 Day Futures Contract, Expiring March 2009
  (Underlying Face Amount at Market Value
    $2,382,750)........................................      10            5,217
U.S. Treasury Bond Futures Contract, Expiring September
  2005
  (Underlying Face Amount at Market Value
    $5,880,938)........................................      51         (152,357)
U.S. Treasury 5-Year Note Futures Contract, Expiring
  September 2005
  (Underlying Face Amount at Market Value
    $25,192,736).......................................     235         (405,538)

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Futures Contracts -- July 31, 2005 (continued)
--------------------------------------------------------------------------------

                                                                       UNREALIZED
                                                                     APPRECIATION/
FUTURES CONTRACTS PURCHASED                              CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------------------------
U.S. Treasury 10-Year Note Futures Contract, Expiring
  September 2005
  (Underlying Face Amount at Market Value
    $9,100,719)........................................      82        $(245,860)
                                                                       ---------
TOTAL FUTURE CONTRACTS PURCHASED.......................                $(788,014)
                                                                       ---------

                                                                       UNREALIZED
                                                                     APPRECIATION/
SHORT FUTURES CONTRACTS                               CONTRACTS      (DEPRECIATION)
-----------------------------------------------------------------------------------
U.S. Treasury 2-Year Note Futures Contract, Expiring
  September 2005
  (Underlying Face Amount at Market Value
    $27,462,423)....................................     133           $ 167,161
                                                                       ---------
TOTAL SHORT FUTURE CONTRACTS........................                     167,161
                                                                       ---------
TOTAL FUTURE CONTRACTS..............................                   $(620,853)
                                                                       =========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Swap Contracts -- July 31, 2005
--------------------------------------------------------------------------------

                                                         SHARES OR      UNREALIZED
                                                         NOTIONAL     APPRECIATION/
                                                          AMOUNT      (DEPRECIATION)
------------------------------------------------------------------------------------
CMBS Equity Swap
  (Underlying Face Amount at Market Value
    $10,013,282)......................................   10,000,000      $ 13,282
CDX Credit Default Swap
  (Underlying Face Amount at Market Value
    $2,983,200).......................................   (3,000,000)      (13,200)
Daimler Chrysler Credit Default Swap
  (Underlying Face Amount at Market Value
    $2,076,595).......................................   (2,000,000)      (76,595)
Dana Corp. Credit Default Swap
  (Underlying Face Amount at Market Value
    $1,080,626).......................................   (1,000,000)      (80,626)
Dow Jones Credit Default Swap
  (Underlying Face Amount at Market Value
    $15,369,750)......................................   14,850,000       306,281
Ford Motor Credit Company Credit Default Swap
  (Underlying Face Amount at Market Value
    $2,020,212).......................................    2,000,000        20,212
General Motors Acceptance Corp. Credit Default Swap
  (Underlying Face Amount at Market Value
    $1,015,256).......................................    1,000,000        15,257
Goldman Credit Default Swap
  (Underlying Face Amount at Market Value
    $9,956,351).......................................  (10,000,000)      (37,902)
Lehman Equity Swap
  (Underlying Face Amount at Market Value
    $12,018,252)......................................   12,000,000        18,252
Lehman Credit Default Swap
  (Underlying Face Amount at Market Value
    $10,025,226)......................................  (10,000,000)      (25,226)
Louisiana Pacific Corp. Credit Default Swap
  (Underlying Face Amount at Market Value $995,061)...   (1,000,000)        4,939
Nordstrom, Inc. Credit Default Swap
  (Underlying Face Amount at Market Value
    $1,011,193).......................................   (1,000,000)      (11,193)
                                                                         --------
TOTAL SWAP CONTRACTS..................................                   $133,481
                                                                         ========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
--------------------------------------------------------------------------
Assets:
  Investments, at value (cost $134,893,654)...............    $146,621,160
  Receivables from brokers for proceeds on securities sold
    short.................................................      67,483,829
  Receivable for investments sold.........................       4,291,030
  Receivable for Fund shares issued.......................         418,838
  Dividends and interest receivable.......................         327,734
  Other receivables.......................................         498,357
  Other assets............................................         311,259
                                                              ------------
       Total Assets.......................................     219,952,207
                                                              ------------
Liabilities:
  Securities sold short, at value (proceeds
    $66,661,156)..........................................      68,645,242
  Written option contracts, at value (premiums received
    $68,394)..............................................         111,719
  Borrowing on credit facility............................      22,500,000
  Payable for investments purchased.......................       4,385,342
  Payable to broker for short sales.......................         306,072
  Payable to Adviser......................................         251,544
  Payable to broker for futures and swap contracts........         140,992
  Payable for Fund shares redeemed........................          60,704
  Payable for service fees................................          25,154
  Dividends payable on short positions....................          22,866
  Accrued expenses and other liabilities..................         467,375
                                                              ------------
       Total Liabilities..................................      96,917,010
                                                              ------------
Net Assets................................................    $123,035,197
                                                              ============
Net Assets Consist of:
  Shares of beneficial interest...........................    $116,255,618
  Accumulated net investment loss.........................        (270,833)
  Accumulated net realized loss on investments sold and
    securities sold short.................................      (2,162,311)
  Net unrealized appreciation (depreciation) on:
    Investments...........................................      11,727,506
    Short positions.......................................      (1,984,086)
    Futures and swap contracts............................        (487,372)
    Written option contracts..............................         (43,325)
                                                              ------------
Total Net Assets..........................................    $123,035,197
                                                              ============
  Shares outstanding (unlimited shares authorized, $0.001
    par value)............................................      10,171,166
  Net asset value, offering and redemption price per
    share.................................................    $      12.10
                                                              ============

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF OPERATIONS

Year Ended July 31, 2005
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
--------------------------------------------------------------------------------
Investment Income:
  Dividend income on long positions (net of foreign
     taxes withheld of $2,544)...................                                    $   363,261
  Interest income................................                                      2,100,920
                                                                                     -----------
     Total Investment Income.....................                                      2,464,181
                                                                                     -----------
Expenses:
  Investment advisory fees.......................               $ 1,511,398
  Shareholder servicing fees.....................                   151,140
  Operating services fees........................                   749,654
                                                                -----------
       Total operating expenses before interest expense
          and dividends on short positions.......                                      2,412,192
     Interest expense on credit facility.........                                        314,575
     Dividends on short positions (net of foreign taxes
       withheld of $0)...........................                                        270,422
                                                                                     -----------
          Total Expenses.........................                                      2,997,189
                                                                                     -----------
          Net Investment Loss....................                                       (533,008)
                                                                                     -----------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on:
     Investments.................................                   999,979
     Short positions.............................                (3,405,368)
     Futures and swap contracts..................                 1,036,676
     Written option contracts....................                   (25,005)
                                                                -----------
     Net Realized Loss on Investments, Short Positions,
       Futures and Swap Contracts and Written Option
       Contracts.................................                                     (1,393,718)
  Change in unrealized appreciation (depreciation) on:
     Investments.................................                 9,925,707
     Short positions.............................                (2,197,660)
     Futures and swap contracts..................                  (487,372)
     Written option contracts....................                   (43,325)
                                                                -----------
     Net Unrealized Gain on Investments, Short
       Positions, Futures and Swap Contracts and
       Written Option Contracts..................                                      7,197,350
                                                                                     -----------
     Net Realized and Unrealized Gain on Investments,
       Short Positions, Futures and Swap Contracts and
       Written Option Contracts..................                                      5,803,632
                                                                                     -----------
Net Increase in Net Assets Resulting from Operations..                               $ 5,270,624
                                                                                     ===========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                YEAR             YEAR
                                                ENDED            ENDED
ALPHA HEDGED STRATEGIES FUND                JULY 31, 2005    JULY 31, 2004
--------------------------------------------------------------------------
Operations:
  Net investment loss...................    $   (533,008)     $  (302,256)
  Net realized loss on Investments,
     Short Positions Future Contracts
     and Written Option Contracts.......      (1,393,718)        (240,796)
  Change in unrealized appreciation on
     Investments, Short Positions,
     Future Contracts and Written Option
     Contracts..........................       7,197,350        1,708,927
                                            ------------      -----------
  Net Increase in Net Assets Resulting
     from Operations....................       5,270,624        1,165,875
                                            ------------      -----------
Dividends and Distributions to
  Shareholders:
  Net investment income.................              --           (4,654)
  Net realized gain on security
     transactions.......................              --               --
                                            ------------      -----------
  Total Dividends and Distributions.....              --           (4,654)
                                            ------------      -----------
Capital Share Transactions:
  Proceeds from shares sold.............     124,202,089        5,470,092
  Proceeds from shares issued to holders
     in reinvestment of dividends.......              --            4,571
  Cost of shares redeemed...............     (24,268,779)        (685,316)
  Redemption fees retained..............          45,722              245
                                            ------------      -----------
     Net Increase in Net Assets from
       Capital Share Transactions.......      99,979,032        4,789,592
                                            ------------      -----------
Total Increase in Net Assets............     105,249,656        5,950,813
Net Assets:
  Beginning of year.....................      17,785,541       11,834,728
                                            ------------      -----------
  End of year*..........................    $123,035,197      $17,785,541
                                            ============      ===========
  * Including undistributed net
     investment loss....................    $   (270,833)     $  (117,972)
                                            ============      ===========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF CASH FLOWS

Year Ended July 31, 2005
--------------------------------------------------------------------------------

      ALPHA HEDGED STRATEGIES FUND
---------------------------------------------------------
Cash Provided by (Used in) Financing
  Activities:
Proceeds from shares sold...............    $ 124,202,089
Cost of shares redeemed.................      (24,223,057)
Net change in receivables/payables
  related to capital share
  transactions..........................         (163,139)
                                            -------------
Cash used in capital share
  transactions..........................       99,815,893
Cash used in short term borrowing on
  credit facility.......................       16,050,000
                                            -------------
                                                             $ 115,865,893
                                                             -------------
Cash Provided by (Used in) Operations:
Purchases of investments................     (230,041,169)
Proceeds from sales of investments......      172,617,659
                                            -------------
                                              (57,423,510)
                                            -------------
Increase in deposit at brokers for short
  sales.................................      (58,143,213)
Net investment loss.....................         (533,008)
Net change in receivables/payables
  related to operations.................          233,838
                                            -------------
                                              (58,442,383)
                                                              (115,865,893)
                                                             -------------
Net change in cash......................                                --
Cash, beginning of year.................                                --
                                                             -------------
Cash, end of year.......................                     $          --
                                                             =============
Supplemental Information:
  Cash paid for interest on short term
     borrowing on credit facility.......    $     314,575

                     See notes to the financial statements.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005
--------------------------------------------------------------------------------
1. ORGANIZATION

AIP Alternative Strategies Funds (the "Trust") was organized as a Delaware statutory trust on April 12, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing one series of shares to investors, Alpha Hedged Strategies Fund (the "Fund"). The Fund is a diversified series and seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies. The Fund commenced operations on September 23, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the Nasdaq Stock Market ("NSM") are valued using the NASDAQ Official Closing Price ("NOCP"). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the Nasdaq National Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on July 31, 2005, and securities traded over-the-counter market are valued at the mean between the last bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Adviser and the Board shall take into account

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security;
(iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. Whenever a furnished price is significantly different from the previous day's price, the Adviser will review the price to determine if it is appropriate.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. It is the Trust's policy that the Fund will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

SHORT SALES
The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

securities sold short. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Fund does not require the brokers to maintain collateral in support of these receivables.

COLLATERAL ON SHORT SALES
As collateral for short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

FUTURES CONTRACTS
The Fund may purchase and sell futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

OPTIONS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a nonrefundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

The premium amount and the number of option contracts written during the year ended July 31, 2005, were as follows:

                                          PREMIUM    NUMBER OF
                                           AMOUNT    CONTRACTS
                                          --------   ---------
Options outstanding at July 31,2004.....  $     --       --
Options written.........................   115,713      956
Options closed..........................   (18,269)     (95)
Options exercised.......................    (5,000)    (124)
Options expired.........................   (24,050)    (100)
                                          --------     ----
Options outstanding at July 31,2005.....  $ 68,394      637
                                          ========     ====

SWAPS
The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact at a rate equal to LIBOR less 25 to 100 basis points.

The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund has entered into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

FEDERAL INCOME TAXES
The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute substantially all of its investment company net taxable

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is recorded.

USE OF ESTIMATES
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The components of distribution paid during the fiscal year ended July 31, 2005 was as follows:

                       ORDINARY INCOME   LONG-TERM CAPITAL
                        DISTRIBUTIONS    GAIN DISTRIBUTIONS
                       ---------------   ------------------
Alpha Hedged
  Strategies Fund....          --                 --

The components of distribution paid during the fiscal year ended July 31, 2004 was as follows:

                       ORDINARY INCOME   LONG-TERM CAPITAL
                        DISTRIBUTIONS    GAIN DISTRIBUTIONS
                       ---------------   ------------------
Alpha Hedged
  Strategies Fund....      $4,654                 --

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

CREDIT FACILITY
Custodial Trust Company has made available to the Fund a credit facility pursuant to a Loan and Pledge Agreement ("Agreement") dated September 30, 2002 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company at any time. The Fund is permitted to borrow up to 33 1/3% of total assets. At July 31, 2005, the Fund had an outstanding loan payable balance of $22,500,000. The maximum amount outstanding during the period of August 1, 2004 through July 31, 2005 was $27,500,000. For the same period the Fund had an outstanding average daily balance of $7,947,123 under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

OTHER
Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recognized on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Investment income for the Fund includes $93,770 of interest earned on receivables from brokers for proceeds on securities sold short.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period ended July 31, 2005, (excluding short-term investments) aggregated $174,182,629 and $67,395,495, respectively. The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses, constructive sales, and certain taxable debt instruments.

At July 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Cost of investments.........................    $135,541,939
                                                    ------------
    Gross unrealized appreciation...............      16,295,025
    Gross unrealized depreciation...............      (5,215,804)
                                                    ------------
    Net unrealized appreciation.................    $ 11,079,221
                                                    ============
    Undistributed ordinary income...............              --
    Undistributed long-term capital gain........              --
                                                    ------------
    Total distributable earnings................              --
                                                    ============
    Other accumulated losses....................      (4,299,642)
                                                    ------------
    Total accumulated earnings/(losses).........    $  6,779,579
                                                    ============

At July 31, 2005, the Fund had $158,404 and $148,676 of net realized capital loss carryovers, expiring in 2012 and 2013, respectively. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Fund had $1,212,489 of Post-October losses, which are deferred for tax purposes until the fiscal year ending July 31, 2006.

4. INVESTMENT ADVISORY AGREEMENTS

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Alternative Investment Partners, LLC (the "Adviser"), whereby the Adviser receives an annual advisory fee of 2.50% of the Fund's average daily net assets. For the year ended July 31, 2005, the Fund paid the Adviser $1,511,398 pursuant to the Advisory

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

Agreement. The Adviser has also entered into an Operating Services Agreement with the Fund to provide virtually all day-to-day operational services to the Fund. The Fund pays the Adviser an annual operating service fee of 1.24% of the Fund's average daily net assets. The Fund paid the Adviser $749,654 for the year ended July 31, 2005, pursuant to the Operating Services Agreement. The Adviser pays all the fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. The Adviser also pays all the expenses related to marketing the Fund and related bookkeeping. The Adviser is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Adviser receives an annual shareholder service fee equal to 0.25% of the Fund's average daily net assets. For the year ended July 31, 2005, the Fund paid the Adviser $151,140 pursuant to the shareholder servicing fee. The combined effect of the Advisory Agreement, Operating Services Agreement, and the shareholder servicing fee is to place a cap or ceiling on the Fund's annual operating expenses at 3.99%, excluding brokerage commissions, interest on Fund borrowings, and dividends paid on short sales.

Pursuant to the sub-advisory agreements between the Adviser and various sub-advisers, who provide services to the Fund, the Adviser compensates the sub-advisers based on each sub-advisers' average daily net assets of the Fund.

The Adviser is affiliated with Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is also affiliated with the Fund's Portfolio Research Consultant, Trust Advisors, LLC (the "Research Consultant"). As a result, the Adviser is also affiliated with the Research Consultant.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

5. SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                              YEAR ENDED                 YEAR ENDED
                             JULY 31, 2005             JULY 31, 2004
                       -------------------------   ----------------------
                         SHARES        AMOUNT       SHARES       AMOUNT
                       ----------   ------------   ---------   ----------
Shares sold..........  10,584,539   $124,202,089     518,969   $5,470,092
Shares issued to
  shareholders in
  reinvestment of
  distributions......          --             --         454        4,571
Shares redeemed......  (2,070,529)   (24,223,057)    (68,835)    (685,071)
                       ----------   ------------   ---------   ----------
Net increase.........   8,514,010   $ 99,979,032     450,588   $4,789,592
                                    ============               ==========
Shares outstanding:
  Beginning of
     year............   1,657,156                  1,206,568
                       ----------                  ---------
  End of year........  10,171,166                  1,657,156
                       ==========                  =========

AIP Alternative Strategies Funds
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              PERIOD FROM
                                            YEAR            YEAR        SEPTEMBER 23, 2002(1)()
             ALPHA HEDGED                   ENDED           ENDED               THROUGH
           STRATEGIES FUND              JULY 31, 2005   JULY 31, 2004        JULY 31, 2003
-----------------------------------------------------------------------------------------------
PER SHARE DATA(2):
Net Asset Value, Beginning of
  Period..............................    $  10.73         $  9.81              $ 10.00
                                          --------         -------              -------
  Gain (Loss) from Investment
    Operations:
    Net investment income (loss)......        0.04(3)        (0.24)(3)            (0.17)(3)
    Net realized and unrealized gain
      (loss) on investments...........        1.33            1.17                (0.02)
                                          --------         -------              -------
    Total Gain (Loss) from Investment
      Operations......................        1.37            0.93                (0.19)
                                          --------         -------              -------
  Less Dividends and Distributions:
    Net investment income.............          --           (0.01)                  --
    Net realized gains................          --              --                   --
                                          --------         -------              -------
    Total Dividends and
      Distributions...................          --           (0.01)                  --
                                          --------         -------              -------
Net Asset Value, End of Period........    $  12.10         $ 10.73              $  9.81
                                          ========         =======              =======
Total Return..........................       12.77%           9.42%               (1.90%)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted), end of
  period..............................    $123,035         $17,786              $11,835
Ratio of expenses excluding dividends
  on short positions and interest
  expense to average net assets:......        3.99%           3.99%                3.99%(5)
Ratio of expenses including dividends
  on short positions and interest
  expense to average net assets:......        4.96%           5.27%                4.92%(5)
Ratio of net investment income (loss)
  excluding dividends on short
  positions and interest expense to
  average net assets:.................        0.09%          (1.08%)              (1.07%)(5)
Ratio of net investment loss including
  dividends on short positions and
  interest expense to average net
  assets:.............................       (0.88%)         (2.36%)              (2.00%)(5)
Ratio of interest expense and
  dividends on short positions to
  average net assets:.................        0.97%           1.28%                0.93%(5)
Portfolio turnover rate...............         112%            146%                 186%

------------------------------

(1) Commencement of operations.

(2) Information presented relates to a share of capital stock outstanding for the entire period.

(3) Net investment loss per share before interest expense and dividends on short positions for the years ended July 31, 2005 and July 31, 2004, and for the period ended July 31, 2003 were ($0.08), ($0.11) and ($0.09), respectively.

(4) Not annualized.

(5) Annualized.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Alpha Hedged Strategies Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, of securities sold short, of options written, of futures contracts, and of swap contracts, and the related statements of operations, of changes in net assets, and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of Alpha Hedged Strategies Fund (a series of AIP Alternative Strategies Funds, hereafter referred to as the "Fund") at July 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
September 29, 2005

AIP Alternative Strategies Funds
ADDITIONAL INFORMATION

July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On September 27, 2004, a Special Meeting of Shareholders of the Alpha Hedged Strategies Fund, a series of AIP Alternative Strategies Funds (the "Fund") was held at 701 Westchester Avenue, Suite 205-W, White Plains, New York 10604. As of August 4, 2004, the record date, outstanding shares of the Fund were 1,668,385. Holders of 1,630,624 shares of the Fund were present at the meeting either in person or by proxy. These holders, as being holders of a majority of the outstanding shares of the Fund, constituted a quorum. The shareholders voted on three proposals.

The shareholders approved a new Investment Advisory agreement between Alternative Investment Partners, LLC and the Fund, approved a Portfolio Research Consultant agreement among Trust Advisors, LLC, Alternative Investment Partners, LLC and the Fund and elected five Trustees to the Board of Trustees.

The following table provides information concerning the matters voted on at the meeting:

I. APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT BETWEEN ALTERNATIVE INVESTMENT PARTNERS, LLC AND THE FUND

VOTES FOR   VOTES AGAINST   VOTES ABSTAINED   BROKER NON-VOTES
---------   -------------   ---------------   ----------------
1,630,624         0                0                 0

II. APPROVAL OF PORTFOLIO RESEARCH CONSULTANT AGREEMENT AMONG TRUST ADVISORS, LLC, ALTERNATIVE INVESTMENT PARTNERS, LLC AND THE FUND

VOTES FOR   VOTES AGAINST   VOTES ABSTAINED   BROKER NON-VOTES
---------   -------------   ---------------   ----------------
1,630,624         0                0                 0

III. ELECTION OF TRUSTEES

NOMINEE                               VOTES FOR   VOTES AGAINST
-------                               ---------   -------------
Joseph E. Breslin...................  1,630,624         0
Robert Anderson
Joyce P. Montgomery Rocklin
Thomas Mann
Stephen Bondi

AIP Alternative Strategies Funds
BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS

July 31, 2005
--------------------------------------------------------------------------------

The Investment Advisory Agreement with Alternative Investment Partners, LLC, (the "Adviser") terminated on August 2, 2004 due to the acquisition of an additional interest in the Adviser by Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is a multi-faceted investment management firm specializing in alternative investment management and has owned a controlling interest in AIP since the Fund's inception. To avoid disruption of the Fund's investment management program, the Board of Trustees of the Fund (the "Board") approved a new advisory agreement on August 2, 2004, and recommended that shareholders of the Fund be asked for their approval as well. The special meeting of shareholders of the Fund was held on September 27, 2004. The new investment advisory agreement provides that, up until and following shareholder approval, the Adviser will continue to provide investment advisory services on the same terms and with the same fee structure under which it currently operates.

In addition, the portfolio research consultant agreement was assigned as a result in the change of control of the Adviser. Under this agreement, Trust Advisors, an affiliate of the Adviser, provides the Adviser with background information and other research, as well as comprehensive reviews of the sub-advisers utilized by the Fund. On August 2, 2004, as a result of the change in control of the Adviser and corresponding assignment of the portfolio research consultant agreement, the Board re-approved the agreement and recommended that shareholders of the Fund be asked for their approval as well. The portfolio research consultant agreement provides that, up until and following shareholder approval, Trust Advisors will continue to provide consulting services on the same terms and with the same fee structure under which it currently operates.

AIP Alternative Strategies Funds
BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

At its meeting on September 14, 2004, the Board of Trustees, including the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) (the "Board") of Alpha Hedged Strategies Fund (the "Fund"), voted to reapprove the current investment advisory agreement between the Fund and Alternative Investment Partners, LLC (the "Advisory Agreement") and the current sub-advisory agreements among the Fund, Alternative Investment Partners, LLC and each sub-adviser (the "Sub-advisory Agreements"). In connection with its reapproval of the Advisory and Sub-advisory Agreements, the Board considered the following factors:

- The nature, extent and quality of the services provided by Alternative Investment Partners and the sub-advisers;

- The investment performance of the Fund both on an absolute basis and on a relative basis in comparison to its peers; and

- The reasonableness of the cost of the services provided by Alternative Investment Partners and the sub-advisers.

Because of its relatively small size and historic slow growth, the Board did not deem it relevant at this time to consider economies of scale that might be realized at a substantially greater asset size, nor did it consider appropriate fee breakpoint levels which would reflect such economies of scale.

In connection with the Advisory and Sub-advisory Agreement renewal process, the Board was provided with comparative information to aid in their decision-making. This information included reports prepared by US Bancorp Fund Services, LLC, the Fund's Administrative Services Agent (the "Fund Administrator"), which compared the advisory fees, the total operating expenses and the performance of the Fund to a peer group of funds. The Board also received a memorandum from Fund legal counsel summarizing the responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts.

AIP Alternative Strategies Funds
BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

Nature, Extent and Quality of Services. At each quarterly meeting of the Board of Trustees, management presents information describing the services furnished to the Fund by Alternative Investment Partners and the sub-advisers under the current Advisory and Sub-advisory Agreements including reports on the investment management, portfolio trading and compliance functions performed by Alternative Investment Partners and the sub-advisers under the Advisory and Sub-advisory Agreements.

The Board evaluated these factors based on their own direct experience with the Adviser and in consultation with their counsel. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year and that the quality of service continued to be high. The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, including the sub-advisers, (ii) the Adviser exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Advisory Agreement, (iii) the Adviser was very responsive to the requests of the Trustees and (iv) the Adviser has consistently kept the Board apprised of developments relating to the Fund and the industry in general.

Investment Performance. The Board reviewed the performance of the Fund, both on an absolute basis and as compared to its peer group. The Fund's performance against the peer group was used by the Board to provide an objective comparative benchmark against which the Fund's performance could be assessed. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund's shareholders the total return performance that was available in the marketplace given the Fund's investment objectives, strategies limitations and restrictions.

Cost of Services. The Board also reviewed information prepared by the Fund Administrator comparing the Fund's contractual advisory fees with

AIP Alternative Strategies Funds
BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS

July 31, 2005 (continued)
--------------------------------------------------------------------------------

a peer group of funds, and comparing the Fund's overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement. The Board also reviewed information regarding expenses presented by management, which showed overall expenses of the Fund. Based on this information, the Board concluded that the Fund's expenses are in line with its peers, and that management of Alternative Investment Partners is doing a credible job of effectively managing expenses, notwithstanding that the Fund's small size presents challenges given the lack of the ability to spread fixed costs and minimum fees, such as fund accounting fees, auditing fees, legal fees, transfer agent fees, custody fees, etc., over a larger base of assets.

Based on the factors discussed above, the Board recommended and approved continuation of the Advisory and Subadvisory Agreements.

AIP Alternative Strategies Funds
MANAGEMENT OF THE FUND

July 31, 2005
--------------------------------------------------------------------------------

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which has been filed with the Securities and Exchange Commission and is available upon request. The Board of Trustees consists of five individuals, four of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Adviser ("Independent Trustees"). Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

INDEPENDENT TRUSTEES

                                                                   NUMBER OF
                                                                 PORTFOLIOS IN
                                          PRINCIPAL OCCUPATION   FUND COMPLEX            OTHER
                                             DURING THE PAST      OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE      POSITION*           FIVE YEARS           TRUSTEE         HELD BY TRUSTEE
---------------------   ---------------   ---------------------  -------------   ---------------------
Joseph E. Breslin (51)  Trustee and       Chief Operating             One        Andrx Corporation;
 701 Westchester        Chairman          Officer, Aladdin                       Kinetics Mutual
 Avenue, Suite 312-W                      Capital Management                     Funds, Inc. (mutual
 White Plains,                            LLC (February 2005 to                  fund) from
 NY 10604                                 Present); Independent                  2000 -- Present;
                                          Investment Management                  Kinetics Portfolios
                                          Services Consultant,                   Trust (mutual fund)
                                          Whitehall Asset                        from 2000 -- Present.
                                          Management (April
                                          2003 to January
                                          2005); Senior
                                          Managing Director,
                                          Marketing & Sales,
                                          Whitehall Asset
                                          Management, a
                                          financial services
                                          company (September
                                          1999 to March 2003).

AIP Alternative Strategies Funds
MANAGEMENT OF THE FUND

July 31, 2005 -- (continued)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                         PRINCIPAL OCCUPATION   FUND COMPLEX            OTHER
                                            DURING THE PAST      OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE     POSITION*           FIVE YEARS           TRUSTEE         HELD BY TRUSTEE
---------------------  ---------------   ---------------------  -------------   ---------------------
Robert Anderson (64)   Trustee           Senior Vice President       One        None
 701 Westchester                         Aquila Management
 Avenue, Suite 312-W                     Corp. (1998 to
 White Plains, NY                        Present).
 10604
Joyce P. Montgomery    Trustee           Vice President, JES         One        None
 Rocklin (55)                            Promotions (2003 to
 701 Westchester                         Present); Retired
 Avenue, Suite 312-W                     Bank and Investment
 White Plains, NY                        Management Company
 10604                                   Consultant; Retired
                                         Financial Services
                                         Marketing Executive.
Thomas Mann (55)       Trustee           Managing Director, SG       One        None
 701 Westchester                         Constellation (1994
 Avenue, Suite 312-W                     to Present); Managing
 White Plains, NY                        Principal,
 10604                                   Constellation
                                         Financial Management
                                         Company LLC.
Stephen G. Bondi (47)  Trustee,          Chief Financial             One        None
 800 Third Avenue,     Treasurer & CFO   Officer and Senior
 22nd Floor New York,                    Vice President of
 NY 10022                                Asset Alliance
                                         Corporation (an
                                         investment holding
                                         company) and certain
                                         related entities.

AIP Alternative Strategies Funds
MANAGEMENT OF THE FUND

July 31, 2005 -- (continued)
--------------------------------------------------------------------------------

INTERESTED TRUSTEES AND OFFICERS

                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                         PRINCIPAL OCCUPATION   FUND COMPLEX            OTHER
                                            DURING THE PAST      OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE     POSITION*           FIVE YEARS           TRUSTEE         HELD BY TRUSTEE
---------------------  ---------------   ---------------------  -------------   ---------------------
Stephen G. Bondi (47)  Treasurer & CFO   Chief Financial             One        None
 800 Third Avenue,                       Officer and Senior
 22nd Floor New York,                    Vice President of
 NY 10022                                Asset Alliance
                                         Corporation (an
                                         investment holding
                                         company) and certain
                                         related entities.
Gus Coutsouros (42)    CCO               Director of                 One        None
 800 Third Avenue,                       Operations and
 22nd Floor New York,                    Compliance and Vice
 NY 10022                                President Asset
                                         Alliance Corporation
                                         and certain related
                                         entities (2003 to
                                         Present); Chief
                                         Financial Officer
                                         Gabelli Funds LLC
                                         (1998 to 2003).
Lee Schultheis (49)    President         Chief Executive             One        None
 701 Westchester                         Officer of the
 Avenue                                  Adviser (2004 to
 White Plains, NY                        Present); Managing
 10604                                   Member and Chief
                                         Investment Officer of
                                         the Adviser (2002 to
                                         Present; Chief
                                         Operating Officer of
                                         Kinetics Asset
                                         Management, Inc. and
                                         President of Kinetics
                                         Funds Distributor,
                                         Inc. (1999 to 2002).

------------------------------
* The term of office of each Trustee listed above will continue indefinitely.

                               INVESTMENT ADVISER
                      Alternative Investment Partners, LLC
                      701 Westchester Avenue, Suite 312-W
                             White Plains, NY 10604

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                        ADMINISTRATOR AND TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                                 LEGAL COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 1-877-Low-Beta
                                (1-877-569-2382)

            The Fund's Statement of Additional Information contains
       additional information about the Fund's Trustees and is available without charge upon request by calling

                                 1-877-569-2382

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Fund's website, www.aipfunds.com, or on the SEC's website, at www.sec.gov.
     Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2005 is available without charge upon request by calling 1-877-569-2382; or on the SEC's website, at
                                  www.sec.gov.

                 This report must be accompanied or preceded by
                         the Fund's current prospectus.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

  The registrant has posted its code of ethics on its Internet website: www.aipfunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Joseph Breslin is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                              FYE  7/31/2005          FYE 7/31/2004
----------------------------- ----------------------- -----------------------
Audit Fees                        40,000.00               25,000.00
Audit-Related Fees                   none                    none
Tax Fees                          10,000.00                3,000.00
All Other Fees                       none                    none

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc. -- not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                      FYE  7/31/2005           FYE  7/31/2004
------------------------------------------- ------------------------ -----------------------
Registrant                                         none                     none
Registrant's Investment Adviser                    none                     none


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see the attached financial statements as of July 31, 2005.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed September 30, 2003.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  AIP Alternative Strategies Funds
                       -------------------------------------------------------

         By (Signature and Title)   /s/  Lee Schultheis
                                  --------------------------------------------
                                         Lee Schultheis, President

         Date    10/7/2005
                --------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Lee Schultheis
                                  --------------------------------------------
                                       Lee Schultheis, President

         Date  10/7/2005
               ---------------------------------------------------------------


         By (Signature and Title)*  /s/ Stephen G. Bondi
                                    ------------------------------------------
                                        Stephen G. Bondi, Treasurer

         Date   10/7/2005
              ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.